John Hancock
Seaport Long/Short Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 84.4%		$249,099,390
(Cost $209,248,629)
Communication services 3.8%		11,213,012
Entertainment 2.3%
Liberty Media Corp.-Liberty Formula One, Series C (A)	19,857	1,900,315
Live Nation Entertainment, Inc. (A)	8,669	1,254,231
Netflix, Inc. (A)	881	860,526
ROBLOX Corp., Class A (A)	6,918	491,662
Spotify Technology SA (A)	3,094	1,697,214
Take-Two Interactive Software, Inc. (A)	2,205	409,050
Ubisoft Entertainment SA (A)	12,271	141,587
Interactive media and services 1.5%
Alphabet, Inc., Class A	12,802	2,611,864
Meta Platforms, Inc., Class A	1,580	1,088,904
Tencent Holdings, Ltd.	14,400	757,659
Consumer discretionary 7.8%		22,926,206
Automobile components 0.1%
Sumitomo Electric Industries, Ltd.	10,030	187,382
Broadline retail 4.4%
Alibaba Group Holding, Ltd.	288,200	3,535,200
Amazon.com, Inc. (A)(B)	32,021	7,610,751
MercadoLibre, Inc. (A)	930	1,787,637
Hotels, restaurants and leisure 0.1%
Genius Sports, Ltd. (A)	25,770	227,549
Household durables 0.9%
Panasonic Holdings Corp.	47,211	481,728
Sony Group Corp.	103,032	2,273,849
Specialty retail 0.5%
Burlington Stores, Inc. (A)	1,546	438,956
Dick’s Sporting Goods, Inc.	2,171	521,149
RH (A)	1,432	600,166
Textiles, apparel and luxury goods 1.8%
Cie Financiere Richemont SA, A Shares	2,105	406,936
Deckers Outdoor Corp. (A)	10,508	1,863,699
On Holding AG, Class A (A)	35,375	2,118,255
The Swatch Group AG, Bearer Shares	4,712	872,949
Consumer staples 2.5%		7,464,540
Food products 1.0%
Archer-Daniels-Midland Company	5,779	296,058
Freshpet, Inc. (A)	11,540	1,845,823
Vital Farms, Inc. (A)	20,250	888,469
Household products 0.1%
Reckitt Benckiser Group PLC	6,327	418,397
Personal care products 0.6%
BellRing Brands, Inc. (A)	3,671	283,952
Haleon PLC	295,671	1,378,185
Tobacco 0.8%
British American Tobacco PLC	59,322	2,353,656
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy 2.4%		$7,062,045
Oil, gas and consumable fuels 2.4%
Antero Resources Corp. (A)	16,319	609,025
ARC Resources, Ltd.	43,731	748,935
Expand Energy Corp.	12,681	1,288,390
Reliance Industries, Ltd.	54,057	787,244
Shell PLC	25,540	838,599
Targa Resources Corp.	3,513	691,358
Viper Energy, Inc.	44,744	2,098,494
Financials 20.2%		59,733,180
Banks 10.5%
AIB Group PLC	147,819	869,205
Alior Bank SA	14,255	329,033
Alpha Services and Holdings SA	268,225	493,468
Banca Monte dei Paschi di Siena SpA	32,184	206,210
Banco Bradesco SA, ADR	432,095	911,720
Bank Leumi Le-Israel BM	17,913	224,180
Bank of America Corp.	61,767	2,859,812
Bank of Cyprus Holdings PLC (A)	12,874	67,682
BAWAG Group AG (A)(C)	6,803	614,974
Citizens Financial Group, Inc.	52,836	2,513,409
Concordia Financial Group, Ltd.	93,640	543,714
FinecoBank SpA	47,030	892,872
Fukuoka Financial Group, Inc.	24,671	669,578
Hokuhoku Financial Group, Inc.	36,627	498,186
KBC Group NV	4,780	366,663
Mebuki Financial Group, Inc.	201,616	891,448
Mizuho Financial Group, Inc.	45,277	1,246,739
OTP Bank NYRT	13,761	851,385
Rakuten Bank, Ltd. (A)	19,479	597,935
Resona Holdings, Inc.	45,143	335,071
Royal Bank of Canada	17,664	2,153,444
Societe Generale SA	89,683	2,903,042
Svenska Handelsbanken AB, A Shares	42,201	466,898
The Bank of Nagoya, Ltd.	4,907	226,620
The Chiba Bank, Ltd.	76,454	651,132
The Keiyo Bank, Ltd.	18,964	99,491
The Shiga Bank, Ltd.	19,881	590,770
Unicaja Banco SA (C)	298,392	424,583
Wells Fargo & Company	97,254	7,663,602
Capital markets 4.4%
Ares Management Corp., Class A	15,107	2,994,510
Interactive Brokers Group, Inc., Class A	4,290	932,818
KKR & Company, Inc.	27,517	4,597,265
Stifel Financial Corp.	3,745	433,858
Tradeweb Markets, Inc., Class A	31,219	3,961,691
Consumer finance 0.5%
American Express Company	3,532	1,121,233
Capital One Financial Corp.	2,139	435,736
Financial services 2.6%
Adyen NV (A)(C)	310	500,376
Affirm Holdings, Inc. (A)	806	49,222
Apollo Global Management, Inc.	8,381	1,432,983
BFF Bank SpA (C)	31,588	270,840
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

	Shares	Value
Financials (continued)
Financial services (continued)
Block, Inc. (A)	15,297	$1,389,274
Marqeta, Inc., Class A (A)	54,991	211,715
Mastercard, Inc., Class A	4,031	2,238,938
WEX, Inc. (A)	4,337	797,531
Wise PLC, Class A (A)	53,672	739,466
Insurance 2.2%
Baloise Holding AG	599	109,300
Beazley PLC	82,432	851,136
Hiscox, Ltd.	36,867	497,291
Intact Financial Corp.	6,061	1,076,580
Lancashire Holdings, Ltd.	17,738	142,712
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	474,744	615,074
Prudential PLC	190,964	1,589,189
SiriusPoint, Ltd. (A)	43,550	634,088
Sun Life Financial, Inc.	6,654	383,715
Talanx AG	5,814	493,846
Trupanion, Inc. (A)	1,474	69,927
Health care 23.6%		69,757,172
Biotechnology 9.4%
AbbVie, Inc.	3,043	559,608
Akero Therapeutics, Inc. (A)	16,696	902,920
Alkermes PLC (A)	14,295	450,721
Alnylam Pharmaceuticals, Inc. (A)	4,703	1,275,971
Amicus Therapeutics, Inc. (A)	7,097	67,989
Apellis Pharmaceuticals, Inc. (A)	20,993	609,007
Apogee Therapeutics, Inc. (A)	9,571	395,857
Argenx SE, ADR (A)	3,447	2,258,233
Autolus Therapeutics PLC, ADR (A)	108,039	238,766
Avidity Biosciences, Inc. (A)	16,068	529,119
Bicara Therapeutics, Inc. (A)	4,716	59,516
Biogen, Inc. (A)	2,712	390,338
Blueprint Medicines Corp. (A)	7,844	882,685
Celldex Therapeutics, Inc. (A)	21,540	527,515
CG Oncology, Inc. (A)	18,344	551,604
Clementia Pharmaceuticals, Inc. (A)(D)	9,185	0
Crinetics Pharmaceuticals, Inc. (A)	18,104	729,591
Cytokinetics, Inc. (A)	18,508	915,406
Denali Therapeutics, Inc. (A)	17,733	413,179
Disc Medicine, Inc. (A)	14,716	821,153
Exact Sciences Corp. (A)	21,456	1,202,609
Genmab A/S (A)	3,703	727,850
Genus PLC	6,955	166,531
Immatics NV (A)	43,262	236,643
Immunocore Holdings PLC, ADR (A)	4,568	150,196
Ionis Pharmaceuticals, Inc. (A)	23,725	756,828
Kymera Therapeutics, Inc. (A)	11,683	462,530
Kyverna Therapeutics, Inc. (A)	1,397	4,526
Merus NV (A)	13,491	552,322
Metsera, Inc. (A)	1,100	19,800
Natera, Inc. (A)	261	46,176
Newamsterdam Pharma Company NV (A)(E)	22,123	493,122
Nurix Therapeutics, Inc. (A)	18,181	358,348
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Nuvalent, Inc., Class A (A)	7,436	$638,083
Prothena Corp. PLC (A)	24,794	352,819
PTC Therapeutics, Inc. (A)	2,227	102,175
REVOLUTION Medicines, Inc. (A)	13,077	561,657
Rocket Pharmaceuticals, Inc. (A)	55,792	599,206
Sarepta Therapeutics, Inc. (A)	2,652	301,585
Syndax Pharmaceuticals, Inc. (A)	18,202	257,922
Twist Bioscience Corp. (A)	393	20,581
United Therapeutics Corp. (A)	5,706	2,003,776
Upstream Bio, Inc. (A)(E)	9,467	101,960
Vaxcyte, Inc. (A)	7,293	644,118
Vertex Pharmaceuticals, Inc. (A)	6,653	3,071,557
Xenon Pharmaceuticals, Inc. (A)	14,839	593,263
Zai Lab, Ltd., ADR (A)	25,340	688,995
Health care equipment and supplies 3.6%
Abbott Laboratories	16,001	2,047,008
Align Technology, Inc. (A)	911	199,609
Boston Scientific Corp. (A)	16,467	1,685,562
DiaSorin SpA	6,024	645,216
Edwards Lifesciences Corp. (A)	32,761	2,373,534
Glaukos Corp. (A)	90	14,080
Hologic, Inc. (A)	7,589	547,470
Intuitive Surgical, Inc. (A)	4,986	2,851,394
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	374,562	233,761
Stryker Corp.	165	64,563
Health care providers and services 3.0%
Acadia Healthcare Company, Inc. (A)	20,882	941,987
agilon health, Inc. (A)	66,577	222,367
Ardent Health Partners, Inc. (A)	21,057	315,855
Cencora, Inc.	4,660	1,184,619
Centene Corp. (A)	8,489	543,551
Encompass Health Corp.	2,100	208,467
Guardant Health, Inc. (A)	9,261	435,082
Hapvida Participacoes e Investimentos SA (A)(C)	651,930	269,962
HCA Healthcare, Inc.	161	53,116
Hims & Hers Health, Inc. (A)	1,792	66,806
Humana, Inc.	2,402	704,338
Molina Healthcare, Inc. (A)	1,412	438,299
Option Care Health, Inc. (A)	27,262	842,941
PACS Group, Inc. (A)	22,977	333,856
Surgery Partners, Inc. (A)	17,384	443,118
UnitedHealth Group, Inc.	3,583	1,943,742
Health care technology 0.2%
Evolent Health, Inc., Class A (A)	41,471	433,372
Life sciences tools and services 1.4%
Charles River Laboratories International, Inc. (A)	4,753	783,104
Danaher Corp.	6,182	1,376,979
Evotec SE, ADR (A)(E)	5,547	25,072
ICON PLC (A)	3,638	724,253
QIAGEN NV (A)	28,992	1,294,188
Tecan Group AG	77	19,767
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

	Shares	Value
Health care (continued)
Pharmaceuticals 6.0%
Astellas Pharma, Inc.	84,900	$823,022
AstraZeneca PLC	13,637	1,914,302
Chugai Pharmaceutical Company, Ltd.	14,900	642,414
Eisai Company, Ltd.	5,960	176,548
Elanco Animal Health, Inc. (A)	53,400	642,402
Eli Lilly & Company	4,484	3,636,883
Galderma Group AG (A)	8,648	1,052,240
GSK PLC	41,519	723,243
Merck & Company, Inc.	18,298	1,808,208
Novartis AG	18,663	1,953,582
Novo Nordisk A/S, Class B	17,916	1,512,551
Otsuka Holdings Company, Ltd.	15,700	819,810
Pfizer, Inc.	10,636	282,067
Structure Therapeutics, Inc., ADR (A)(E)	22,381	670,759
UCB SA	5,848	1,137,747
Industrials 4.1%		12,170,073
Aerospace and defense 1.6%
BWX Technologies, Inc.	5,032	568,264
Dassault Aviation SA	2,136	481,994
Hensoldt AG	6,852	275,498
Rheinmetall AG	4,243	3,317,322
Construction and engineering 0.0%
Fluor Corp. (A)	3,403	164,059
Electrical equipment 0.3%
NEXTracker, Inc., Class A (A)	14,994	755,997
Ground transportation 0.2%
Uber Technologies, Inc. (A)	7,721	516,149
Marine transportation 1.0%
Irish Continental Group PLC	566,315	3,009,285
Professional services 1.0%
Dayforce, Inc. (A)	10,685	755,857
Paycom Software, Inc.	1,072	222,504
TransUnion	16,523	1,639,908
TriNet Group, Inc.	3,506	327,425
Trading companies and distributors 0.0%
Travis Perkins PLC	15,435	135,811
Information technology 15.1%		44,532,901
Communications equipment 0.6%
Arista Networks, Inc. (A)	15,317	1,764,978
Electronic equipment, instruments and components 1.2%
Celestica, Inc. (A)	5,159	636,982
Flex, Ltd. (A)	26,403	1,099,685
Ibiden Company, Ltd.	10,245	300,414
Sunny Optical Technology Group Company, Ltd.	92,564	833,118
Victory Giant Technology Huizhou Company, Ltd., Class A	97,196	722,189
IT services 1.6%
EPAM Systems, Inc. (A)	2,924	742,579
GoDaddy, Inc., Class A (A)	3,814	811,047
MongoDB, Inc. (A)	1,800	491,976
Shopify, Inc., Class A (A)	16,923	1,976,606
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
IT services (continued)
Snowflake, Inc., Class A (A)	3,470	$629,840
Wix.com, Ltd. (A)	865	206,640
Semiconductors and semiconductor equipment 6.8%
Amkor Technology, Inc.	4,821	118,645
ARM Holdings PLC, ADR (A)	1,341	213,957
ASML Holding NV, NYRS	339	250,626
ASMPT, Ltd.	60,908	562,442
Broadcom, Inc.	9,890	2,188,360
First Solar, Inc. (A)	2,614	437,897
Intel Corp.	31,533	612,686
KLA Corp.	1,342	990,718
Lam Research Corp.	12,524	1,015,070
Marvell Technology, Inc.	18,625	2,102,018
MediaTek, Inc.	13,809	598,027
Micron Technology, Inc.	2,462	224,633
MKS Instruments, Inc.	805	91,190
Monolithic Power Systems, Inc.	371	236,464
NVIDIA Corp.	41,532	4,986,747
Onto Innovation, Inc. (A)	111	22,728
SK Hynix, Inc.	361	48,601
SUMCO Corp.	13,404	98,962
Taiwan Semiconductor Manufacturing Company, Ltd.	103,493	3,453,881
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	6,120	1,281,038
Ulvac, Inc.	13,535	532,308
Software 4.2%
AppLovin Corp., Class A (A)	876	323,761
Atlassian Corp., Class A (A)	344	105,532
BILL Holdings, Inc. (A)	7,201	696,841
CyberArk Software, Ltd. (A)	1,106	410,304
Datadog, Inc., Class A (A)	368	52,517
DocuSign, Inc. (A)	1,023	98,955
Dynatrace, Inc. (A)	16,836	972,279
Gitlab, Inc., Class A (A)	17,692	1,287,270
HubSpot, Inc. (A)	2,359	1,838,911
Informatica, Inc., Class A (A)	439	11,274
Intuit, Inc.	1,899	1,142,267
Microsoft Corp.	6,595	2,737,321
Palo Alto Networks, Inc. (A)	465	85,755
Procore Technologies, Inc. (A)	5,697	453,253
SAP SE	20	5,511
ServiceNow, Inc. (A)	1,083	1,102,906
Zscaler, Inc. (A)	4,834	979,320
Technology hardware, storage and peripherals 0.7%
Apple, Inc.	2,551	602,036
Samsung Electronics Company, Ltd.	37,628	1,343,836
Materials 3.2%		9,375,893
Metals and mining 3.2%
Agnico Eagle Mines, Ltd.	9,741	905,329
Anglo American Platinum, Ltd.	4,562	160,051
Anglo American PLC	13,377	391,694
Barrick Gold Corp.	69,254	1,133,688
BHP Group, Ltd.	33,822	830,658
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Materials (continued)
Metals and mining (continued)
BHP Group, Ltd., ADR (E)	14,323	$703,975
First Quantum Minerals, Ltd. (A)	46,071	576,621
Foran Mining Corp. (A)	117,977	308,468
Fresnillo PLC	139,313	1,192,431
Glencore PLC (A)	113,325	489,615
Lundin Mining Corp.	97,048	766,581
Rio Tinto PLC, ADR	27,859	1,682,962
Vale SA, ADR	25,169	233,820
Real estate 0.8%		2,200,645
Real estate management and development 0.3%
Mitsubishi Estate Company, Ltd.	23,098	335,637
NEPI Rockcastle NV (A)	50,616	381,518
Retail REITs 0.5%
Hammerson PLC	251,019	886,520
Unibail-Rodamco-Westfield (A)	7,130	596,970
Utilities 0.9%		2,663,723
Electric utilities 0.4%
American Electric Power Company, Inc.	10,695	1,051,960
Independent power and renewable electricity producers 0.2%
RWE AG	19,521	604,931
Multi-utilities 0.3%

Engie SA	60,991	1,006,832

Exchange-traded funds 0.3%		$845,822
(Cost $660,177)
VanEck Gold Miners ETF	21,710	845,822

	Contracts/Notional amount	Value
Purchased options 0.4%		$1,181,291
(Cost $2,034,060)
Calls 0.1%		154,792
Exchange Traded Option on Energy Select Sector SPDR Fund (Expiration Date: 3-31-25; Strike Price: $100.00; Notional Amount: 14,500) (A)	145	2,683
Exchange Traded Option on Energy Select Sector SPDR Fund (Expiration Date: 7-18-25; Strike Price: $110.00; Notional Amount: 183,100) (A)	1,831	74,156
Exchange Traded Option on iShares China Large-Cap ETF (Expiration Date: 3-21-25; Strike Price: $32.00; Notional Amount: 31,100) (A)	311	47,583
Exchange Traded Option on Micron Technology, Inc. (Expiration Date: 2-21-25; Strike Price: $110.00; Notional Amount: 4,500) (A)	45	1,688
Exchange Traded Option on The Hershey Company (Expiration Date: 2-21-25; Strike Price: $180.00; Notional Amount: 11,500) (A)	115	3,163
Over the Counter Option on Ubisoft Entertainment SA (Expiration Date: 2-21-25; Strike Price: EUR 13.00; Counterparty: Goldman Sachs International) (A)(F)	115,927	25,519
Puts 0.3%		1,026,499
Exchange Traded Option on Alphabet, Inc., Class A (Expiration Date: 2-21-25; Strike Price: $190.00; Notional Amount: 5,000) (A)	50	11,225
Exchange Traded Option on Amazon.com, Inc. (Expiration Date: 2-21-25; Strike Price: $225.00; Notional Amount: 4,400) (A)	44	19,914
Exchange Traded Option on AppLovin Corp., Class A (Expiration Date: 2-21-25; Strike Price: $330.00; Notional Amount: 1,900) (A)	19	34,105
Exchange Traded Option on ARK Innovation ETF (Expiration Date: 1-31-25; Strike Price: $55.00; Notional Amount: 37,200) (A)	372	372
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on Block, Inc. (Expiration Date: 2-21-25; Strike Price: $80.00; Notional Amount: 6,900) (A)	69	$9,902
Exchange Traded Option on Broadcom, Inc. (Expiration Date: 2-21-25; Strike Price: $195.00; Notional Amount: 5,300) (A)	53	7,659
Exchange Traded Option on Charter Communications, Inc., Class A (Expiration Date: 1-31-25; Strike Price: $315.00; Notional Amount: 2,900) (A)	29	73
Exchange Traded Option on HubSpot, Inc. (Expiration Date: 2-21-25; Strike Price: $650.00; Notional Amount: 600) (A)	6	1,995
Exchange Traded Option on HubSpot, Inc. (Expiration Date: 2-21-25; Strike Price: $730.00; Notional Amount: 600) (A)	6	9,326
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 1-31-25; Strike Price: $515.00; Notional Amount: 9,500) (A)	95	143
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 2-21-25; Strike Price: $505.00; Notional Amount: 9,600) (A)	96	34,944
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 3-21-25; Strike Price: $505.00; Notional Amount: 21,700) (A)	217	124,627
Exchange Traded Option on iShares Expanded Tech-Software Sector ETF (Expiration Date: 1-31-25; Strike Price: $96.00; Notional Amount: 27,200) (A)	272	10,200
Exchange Traded Option on Marvell Technology, Inc. (Expiration Date: 2-21-25; Strike Price: $105.00; Notional Amount: 7,000) (A)	70	16,835
Exchange Traded Option on Meta Platforms, Inc., Class A (Expiration Date: 1-31-25; Strike Price: $650.00; Notional Amount: 800) (A)	8	8
Exchange Traded Option on NVIDIA Corp. (Expiration Date: 2-21-25; Strike Price: $131.00; Notional Amount: 16,300) (A)	163	68,053
Exchange Traded Option on S&P 500 Index (Expiration Date: 1-31-25; Strike Price: $5,800.00; Notional Amount: 1,300) (A)	13	33
Exchange Traded Option on S&P 500 Index (Expiration Date: 2-14-25; Strike Price: $6,000.00; Notional Amount: 800) (A)	8	27,535
Exchange Traded Option on S&P 500 Index (Expiration Date: 2-21-25; Strike Price: $5,950.00; Notional Amount: 1,200) (A)	12	50,820
Exchange Traded Option on S&P 500 Index (Expiration Date: 2-21-25; Strike Price: $5,975.00; Notional Amount: 1,400) (A)	14	64,326
Exchange Traded Option on S&P 500 Index (Expiration Date: 3-21-25; Strike Price: $5,975.00; Notional Amount: 2,800) (A)	28	172,741
Exchange Traded Option on Shopify, Inc., Class A (Expiration Date: 1-31-25; Strike Price: $103.00; Notional Amount: 9,000) (A)	90	2,745
Exchange Traded Option on Shopify, Inc., Class A (Expiration Date: 2-7-25; Strike Price: $97.00; Notional Amount: 13,200) (A)	132	792
Exchange Traded Option on VanEck Semiconductor ETF (Expiration Date: 2-21-25; Strike Price: $235.00; Notional Amount: 18,300) (A)	183	86,468
Exchange Traded Option on VanEck Semiconductor ETF (Expiration Date: 3-21-25; Strike Price: $200.00; Notional Amount: 12,900) (A)	129	26,381
Exchange Traded Option on Vital Farms, Inc. (Expiration Date: 2-21-25; Strike Price: $40.00; Notional Amount: 22,300) (A)	223	15,053
Over the Counter Dual Digital Option on S&P 500 Index and 10 Year USD SOFR ICE Swap Rate (Expiration Date: 3-21-25; Strike Price: S&P 500 Index less than $5,185.42 and 10 Year USD SOFR ICE Swap Rate greater than 3.442%; Counterparty: Goldman Sachs International) (A)(F)	834,104	11,485
Over the Counter Dual Digital Option on S&P 500 Index and 10 Year USD SOFR ICE Swap Rate (Expiration Date: 3-21-25; Strike Price: S&P 500 Index less than $5,588.28 and 10 Year USD SOFR ICE Swap Rate greater than 4.188%; Counterparty: Morgan Stanley & Co. International PLC) (A)(F)	355,716	6,718
Over the Counter Dual Digital Option on S&P 500 Index and 10 Year USD SOFR ICE Swap Rate (Expiration Date: 3-21-25; Strike Price: S&P 500 Index less than $5,678.25 and 10 Year USD SOFR ICE Swap Rate greater than 4.161%; Counterparty: Goldman Sachs International) (A)(F)	871,214	29,056
Over the Counter Dual Digital Option on S&P 500 Index and 10 Year USD SOFR ICE Swap Rate (Expiration Date: 4-17-25; Strike Price: S&P 500 Index less than $5,746.42 and 10 Year USD SOFR ICE Swap Rate greater than 4.000%; Counterparty: Goldman Sachs International) (A)(F)	483,710	35,200
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Contracts/Notional amount	Value
Puts (continued)
Over the Counter Dual Digital Option on S&P 500 Index and 10 Year USD SOFR ICE Swap Rate (Expiration Date: 5-16-25; Strike Price: S&P 500 Index less than $5,746.42 and 10 Year USD SOFR ICE Swap Rate greater than 4.000%; Counterparty: Goldman Sachs International) (A)(F)	483,710	$38,750
Over the Counter Dual Digital Option on S&P 500 Index and 10 Year USD SOFR ICE Swap Rate (Expiration Date: 6-20-25; Strike Price: S&P 500 Index less than $5,185.42 and 10 Year USD SOFR ICE Swap Rate greater than 3.454%; Counterparty: Goldman Sachs International) (A)(F)	834,104	40,279
Over the Counter Dual Digital Option on S&P 500 Index and 10 Year USD SOFR ICE Swap Rate (Expiration Date: 6-20-25; Strike Price: S&P 500 Index less than $5,588.28 and 10 Year USD SOFR ICE Swap Rate greater than 4.188%; Counterparty: Morgan Stanley & Co. International PLC) (A)(F)	296,362	14,227
Over the Counter Dual Digital Option on S&P 500 Index and 10 Year USD SOFR ICE Swap Rate (Expiration Date: 6-20-25; Strike Price: S&P 500 Index less than $5,678.25 and 10 Year USD SOFR ICE Swap Rate greater than 4.171%; Counterparty: Goldman Sachs International) (A)(F)	871,214	51,370
Over the Counter Option on JPMorgan iDex Pure Momentum Long-Short Pair Index (Expiration Date: 1-31-25; Strike Price: $120.70; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)(G)	20,050	12
Over the Counter Option on JPMorgan iDex Pure Momentum Long-Short Pair Index (Expiration Date: 1-31-25; Strike Price: $122.35; Counterparty: JPMorgan Chase Bank, N.A.) (A)(F)(G)	11,975	12
Over the Counter Option on Tencent Holdings, Ltd. (Expiration Date: 2-27-25; Strike Price: HKD 350.00; Counterparty: Goldman Sachs International) (A)(F)	28,736	3,115

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 15.8%				$46,803,750
(Cost $46,797,645)
U.S. Government 8.9%				26,305,765
U.S. Treasury Bill	4.185	05-27-25	7,900,000	7,796,363
U.S. Treasury Bill (B)	4.186	05-20-25	3,135,000	3,096,369
U.S. Treasury Bill (B)	4.200	05-13-25	25,000	24,712
U.S. Treasury Bill	4.213	03-13-25	455,000	452,960
U.S. Treasury Bill (B)	4.225	02-13-25	1,635,000	1,633,071
U.S. Treasury Bill (B)	4.225	02-20-25	1,385,000	1,382,221
U.S. Treasury Bill (B)	4.230	02-27-25	1,375,000	1,371,118
U.S. Treasury Bill (B)	4.235	04-08-25	315,000	312,649
U.S. Treasury Bill	4.242	02-04-25	450,000	449,947
U.S. Treasury Bill (B)	4.260	02-18-25	1,120,000	1,118,018
U.S. Treasury Bill (B)	4.266	02-11-25	3,750,000	3,746,463
U.S. Treasury Bill (B)	4.270	03-25-25	675,000	671,039
U.S. Treasury Bill (B)	4.285	04-01-25	660,000	655,584
U.S. Treasury Bill (B)	4.312	03-06-25	375,000	373,629
U.S. Treasury Bill (B)	4.390	02-25-25	3,230,000	3,221,622

	Yield (%)	Shares	Value
Short-term funds 6.9%			20,497,985
John Hancock Collateral Trust (H)	4.2301(I)	121,272	1,213,136
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.3169(I)	19,284,849	19,284,849

Total investments (Cost $258,740,511) 100.9%	$297,930,253
Other assets and liabilities, net (0.9%)	(2,689,572)
Total net assets 100.0%	$295,240,681

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Currency Abbreviations
EUR	Euro
HKD	Hong Kong Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
ICE	Intercontinental Exchange
NYRS	New York Registry Shares
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	All or a portion of this security is on loan as of 1-31-25. The value of securities on loan amounted to $1,187,371.
(F)	For this type of option, notional amounts are equivalent to number of contracts.
(G)	The JPMorgan iDex Pure Momentum Long-Short Pair Index is a custom index that represents an equal notional pair trade of going long on the JPMorgan iDex Pure Momentum Long Index and short on the JPMorgan iDex Pure Momentum Short Index. Performance reflects each side rebalanced back to equal notional at the close of each trading day. Details and components of the JPMorgan iDex Pure Momentum Long Index and JPMorgan iDex Pure Momentum Short Index are publicly available.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(I)	The rate shown is the annualized seven-day yield as of 1-31-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 1-31-25:
United States	65.4%
United Kingdom	4.6%
Japan	4.4%
Canada	3.8%
Switzerland	2.4%
China	2.3%
Netherlands	1.9%
Ireland	1.8%
Taiwan	1.8%
France	1.7%
Other countries	9.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Tokyo Price Index Futures	5	Short	Mar 2025	$(882,903)	$(899,771)	$(16,868)
						$(16,868)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,805,000	USD	1,758,896	JPM	2/28/2025	—	$(14,889)
CHF	1,810,000	USD	2,004,003	JPM	2/28/2025	—	(11,257)
EUR	2,066,000	USD	2,153,543	CITI	2/28/2025	—	(7,941)
EUR	972,000	USD	1,014,881	JPM	2/28/2025	—	(5,430)
EUR	416,000	USD	432,448	BNP	3/19/2025	—	(15)
EUR	850,000	USD	897,862	DB	3/19/2025	—	(14,284)
GBP	587,000	USD	724,990	JPM	2/28/2025	$2,777	—
GBP	1,943,000	USD	2,472,440	GSI	3/19/2025	—	(63,656)
HKD	15,605,000	USD	2,007,146	JPM	2/3/2025	—	(4,425)
HKD	3,245,000	USD	416,950	GSI	2/28/2025	—	(226)
HKD	4,315,000	USD	555,580	SCB	3/19/2025	—	(1,210)
JPY	219,400,000	USD	1,419,114	JPM	2/28/2025	—	(595)
JPY	1,196,200,000	USD	7,938,713	SSB	3/19/2025	—	(187,972)
KRW	1,052,850,000	USD	725,543	SSB	2/28/2025	—	(2,390)
SEK	11,850,000	USD	1,081,747	GSI	2/28/2025	—	(11,462)
USD	1,033,554	CAD	1,485,000	JPM	2/28/2025	10,726	—
USD	7,453,903	EUR	7,133,000	DB	2/28/2025	46,072	—
USD	291,234	EUR	280,000	JPM	3/19/2025	174	—
USD	294,712	GBP	237,000	MSI	3/19/2025	897	—
USD	416,720	HKD	3,245,000	GSI	2/3/2025	262	—
USD	1,586,660	HKD	12,360,000	MSI	2/3/2025	397	—
USD	813,879	HUF	321,500,000	GSI	2/28/2025	—	(2,433)
USD	3,110,743	JPY	483,300,000	JPM	2/28/2025	—	(14,007)
USD	2,426,268	JPY	374,600,000	JPM	3/19/2025	—	(941)
USD	276,506	JPY	42,900,000	MSI	3/19/2025	—	(1,463)
USD	888,749	SEK	9,760,000	SSB	2/28/2025	7,231	—
						$68,536	$(344,596)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Ubisoft Entertainment SA	EUR	16.00	Feb 2025	115,927	115,927	$9,661	$(1,784)
							$9,661	$(1,784)
Exchange-traded	Alphabet, Inc., Class A	USD	220.00	Feb 2025	25	2,500	6,964	(5,738)
Exchange-traded	Amazon.com, Inc.	USD	255.00	Feb 2025	22	2,200	4,646	(7,480)
Exchange-traded	Energy Select Sector SPDR Fund	USD	125.00	Jul 2025	1,831	183,100	28,716	(46,690)
							$40,326	$(59,908)
							$49,987	$(61,692)
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Financial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	1,120,581	May 2033	GSI	—	$(16,856)	$(16,856)
Pay	iShares Expanded Tech-Software Sector ETF	1-Day USD OBFR - 0.45%	Monthly	USD	186,467	May 2033	GSI	—	(1,538)	(1,538)
Pay	iShares MSCI Eurozone ETF	1-Day USD OBFR - 1.71%	Monthly	USD	155,155	May 2033	GSI	—	(1,511)	(1,511)
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.25%	Monthly	USD	4,851,507	May 2033	GSI	—	(558)	(558)
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.30%	Monthly	USD	1,090,423	May 2033	GSI	—	68,274	68,274
Pay	NEXT FUNDS TOPIX Banks ETF	1-Day JPY TONAR Compounded OIS - 0.50%	Monthly	JPY	821,724,840	May 2033	GSI	—	(142,723)	(142,723)
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.05%	Monthly	USD	8,970,369	May 2033	GSI	—	(27,585)	(27,585)
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 0.84%	Monthly	USD	1,425,438	May 2033	GSI	—	(10,236)	(10,236)
Pay	TOPIX Index	1-Day JPY TONAR Compounded OIS - 0.40%	Monthly	JPY	117,666,407	May 2033	GSI	—	(21,655)	(21,655)
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 1.30%	Monthly	USD	389,000	May 2033	GSI	—	(3,084)	(3,084)
Pay	iShares Expanded Tech Sector ETF	1-Day USD OBFR - 0.95%	Monthly	USD	1,573,800	May 2028	JPM	—	13,423	13,423
Pay	iShares MSCI USA Momentum Factor ETF	1-Day USD OBFR - 0.40%	Monthly	USD	3,041,189	May 2028	JPM	—	(96,000)	(96,000)
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.20%	Monthly	USD	2,273,819	May 2028	JPM	—	(70,720)	(70,720)
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.46%	Monthly	USD	386,173	May 2028	JPM	$2	19,224	19,226
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 1.15%	Monthly	USD	7,766,848	May 2028	JPM	—	(19,167)	(19,167)
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 0.40%	Monthly	USD	1,704,319	May 2028	JPM	—	(93,277)	(93,277)
Pay	VanEck Semiconductor ETF	1-Day USD OBFR - 0.70%	Monthly	USD	588,900	May 2028	JPM	—	39,108	39,108
Pay	ARK Fintech Innovation ETF	1-Day USD OBFR - 0.20%	Monthly	USD	3,622,476	May 2033	MSI	—	(164,860)	(164,860)
Pay	ARK Innovation ETF	1-Day USD OBFR - 4.58%	Monthly	USD	1,304,175	May 2033	MSI	—	(93,362)	(93,362)
Pay	Euro STOXX Banks Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	409,463	May 2033	MSI	(6,570)	(1,477)	(8,047)
Pay	Financial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	29,029,670	May 2033	MSI	1	(1,116,159)	(1,116,158)
Pay	Health Care Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	16,686,643	May 2033	MSI	—	(719,139)	(719,139)
Pay	Invesco QQQ Trust Series 1	1-Day USD OBFR - 0.20%	Monthly	USD	9,735,145	May 2033	MSI	—	(88,569)	(88,569)
Pay	iShares Biotechnology ETF	1-Day USD OBFR - 1.18%	Monthly	USD	2,970,329	May 2033	MSI	—	(112,760)	(112,760)
Pay	iShares Expanded Tech-Software Sector ETF	1-Day USD OBFR - 0.68%	Monthly	USD	590,954	May 2033	MSI	—	(21,281)	(21,281)
Pay	iShares MSCI EAFE Value ETF	1-Day USD OBFR - 0.20%	Monthly	USD	4,522,721	May 2033	MSI	—	(161,563)	(161,563)
Pay	iShares MSCI Eurozone ETF	1-Day USD OBFR - 2.03%	Monthly	USD	2,647,961	May 2033	MSI	—	(130,658)	(130,658)
Pay	iShares Russell 2000 Growth ETF	1-Day USD OBFR - 1.68%	Monthly	USD	3,621,049	May 2033	MSI	—	(48,626)	(48,626)
Pay	iShares Russell 2000 Value ETF	1-Day USD OBFR - 0.20%	Monthly	USD	15,831,223	May 2033	MSI	—	(76,472)	(76,472)
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.63%	Monthly	USD	14,480,170	May 2033	MSI	—	(479,166)	(479,166)
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.68%	Monthly	USD	5,430,699	May 2033	MSI	—	132,076	132,076
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.20%	Monthly	USD	1,313,600	May 2033	MSI	—	(35,279)	(35,279)
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 1.43%	Monthly	USD	2,873,005	May 2033	MSI	—	(130,202)	(130,202)
Pay	SPDR S&P Homebuilders ETF	1-Day USD OBFR - 0.93%	Monthly	USD	2,738,875	May 2033	MSI	—	27,963	27,963
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 7.28%	Monthly	USD	1,161,280	May 2033	MSI	—	(32,044)	(32,044)
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 0.20%	Monthly	USD	1,575,652	May 2033	MSI	—	(33,457)	(33,457)
Pay	SPDR S&P Retail ETF	1-Day USD OBFR - 1.28%	Monthly	USD	2,761,367	May 2033	MSI	—	(62,621)	(62,621)
Pay	STOXX Europe 600 Financial Services Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	780,118	May 2033	MSI	(5,141)	(24,063)	(29,204)
Pay	STOXX Europe 600 Insurance Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	468,980	May 2033	MSI	—	(14,095)	(14,095)
Pay	STOXX Europe 600 Real Estate Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	73,260	May 2033	MSI	—	(2,652)	(2,652)
Pay	VanEck Oil Services ETF	1-Day USD OBFR - 1.53%	Monthly	USD	713,276	May 2033	MSI	—	41,283	41,283
Pay	VanEck Semiconductor ETF	1-Day USD OBFR - 0.58%	Monthly	USD	775,988	May 2033	MSI	—	24,593	24,593
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 0.20%	Monthly	USD	24,843,806	May 2033	MSI	—	$(785,344)	$(785,344)
Pay	Vanguard FTSE Europe ETF	1-Day USD OBFR - 1.73%	Monthly	USD	7,056,463	May 2033	MSI	—	(357,383)	(357,383)
Pay	Vanguard Real Estate ETF	1-Day USD OBFR - 0.20%	Monthly	USD	1,290,421	May 2033	MSI	—	(83)	(83)
Receive	US Dispersion Series 17I Index (a)	Fixed (0.13%)	Monthly	USD	6,025,375	May 2025	GSI	—	(113,325)	(113,325)
Receive	US Dispersion Series 17I Index (a)	Fixed (0.13%)	Monthly	USD	2,168,288	Oct 2025	GSI	—	(40,781)	(40,781)
Receive	Advantest Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	78,445,640	May 2033	GSI	—	(41,148)	(41,148)
Receive	Affirm Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	797,177	May 2033	GSI	—	39,653	39,653
Receive	Alnylam Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	166,944	May 2033	GSI	—	3,790	3,790
Receive	American Electric Power Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	120,306	May 2033	GSI	—	523	523
Receive	American Express Company	1-Day USD OBFR + 0.25%	Monthly	USD	2,023,751	May 2033	GSI	—	(3,426)	(3,426)
Receive	American International Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	142,529	May 2033	GSI	—	(4,616)	(4,616)
Receive	Amicus Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	324,491	May 2033	GSI	—	2,017	2,017
Receive	Amkor Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	357,460	May 2033	GSI	—	(28,637)	(28,637)
Receive	Anglo American Platinum, Ltd.	1-Month ZAR JIBAR + 0.75%	Monthly	ZAR	2,971,476	May 2033	GSI	—	6,214	6,214
Receive	Apogee Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	62,326	May 2033	GSI	—	2,297	2,297
Receive	Apollo Global Management, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	582,693	May 2033	GSI	—	5,324	5,324
Receive	Apple, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	338,858	May 2033	GSI	—	19,946	19,946
Receive	AppLovin Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	163,104	May 2033	GSI	—	14,852	14,852
Receive	Arista Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	640,900	May 2033	GSI	—	(22,388)	(22,388)
Receive	ARM Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	273,503	May 2033	GSI	—	10,633	10,633
Receive	ASMPT, Ltd.	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	423,185	May 2033	GSI	—	(3,384)	(3,384)
Receive	BellRing Brands, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,695,319	May 2033	GSI	—	31,357	31,357
Receive	Block, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	478,109	May 2033	GSI	—	6,504	6,504
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	4,114,706	May 2033	GSI	—	54,414	54,414
Receive	Bristol-Myers Squibb Company	1-Day USD OBFR + 0.25%	Monthly	USD	1,037,386	May 2033	GSI	—	44,181	44,181
Receive	Broadcom, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,077,013	May 2033	GSI	—	(55,150)	(55,150)
Receive	Burlington Stores, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	69,497	May 2033	GSI	—	(1,817)	(1,817)
Receive	Capital One Financial Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	651,504	May 2033	GSI	—	34,660	34,660
Receive	CG Oncology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	409,770	May 2033	GSI	—	487	487
Receive	Charter Communications, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	927,231	May 2033	GSI	—	(14,472)	(14,472)
Receive	Cie Financiere Richemont SA, Class A	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	215,333	May 2033	GSI	—	11,386	11,386
Receive	Clearwater Analytics Holdings, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	465,431	May 2033	GSI	—	(7,462)	(7,462)
Receive	Daiichi Sankyo Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	152,064,059	May 2033	GSI	—	(10,365)	(10,365)
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	751,097	May 2033	GSI	—	22,530	22,530
Receive	Deckers Outdoor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	289,305	May 2033	GSI	—	—	—
Receive	DiaSorin SpA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	158,997	May 2033	GSI	—	(5,496)	(5,496)
Receive	Dick’s Sporting Goods, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	800,783	May 2033	GSI	—	18,071	18,071
Receive	Disc Medicine, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	220,716	May 2033	GSI	—	(17,467)	(17,467)
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	34,247,560	May 2033	GSI	—	5,164	5,164
Receive	DraftKings, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	530,664	May 2033	GSI	—	4,950	4,950
Receive	Edwards Lifesciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	314,935	May 2033	GSI	—	10,802	10,802
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	21,992,104	May 2033	GSI	—	17,706	17,706
Receive	Eli Lilly & Company	1-Day USD OBFR + 0.25%	Monthly	USD	66,069	May 2033	GSI	—	6,041	6,041
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	398,295	May 2033	GSI	—	14,014	14,014
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Evercore, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	697,118	May 2033	GSI	—	$8,122	$8,122
Receive	Evotec SE, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	75,558	May 2033	GSI	—	7,049	7,049
Receive	Genius Sports, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	453,920	May 2033	GSI	—	(4,595)	(4,595)
Receive	Gerresheimer AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	311,108	May 2033	GSI	—	10,159	10,159
Receive	Gitlab, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	469,647	May 2033	GSI	—	11,195	11,195
Receive	Glaukos Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	290,477	May 2033	GSI	—	(5,619)	(5,619)
Receive	GoDaddy, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	327,172	May 2033	GSI	—	(532)	(532)
Receive	GSK PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	423,274	May 2033	GSI	—	19,032	19,032
Receive	Guardant Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	335,722	May 2033	GSI	—	13,378	13,378
Receive	HCA Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	104,140	May 2033	GSI	—	3,622	3,622
Receive	Hensoldt AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	483,414	May 2033	GSI	—	25,667	25,667
Receive	Hims & Hers Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	402,375	May 2033	GSI	—	100,369	100,369
Receive	Hoya Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	14,059,035	May 2033	GSI	—	(821)	(821)
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	398,253	May 2033	GSI	—	12,758	12,758
Receive	Immatics NV	1-Day USD OBFR + 0.25%	Monthly	USD	90,358	May 2033	GSI	—	1,068	1,068
Receive	Infineon Technologies AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	247,513	May 2033	GSI	—	(18,590)	(18,590)
Receive	Informatica, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	71,895	May 2033	GSI	—	2,234	2,234
Receive	KT Corp., ADR	1-Day USD OBFR + 0.25%	Monthly	USD	288,778	May 2033	GSI	—	5,969	5,969
Receive	Maplebear, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	316,420	May 2033	GSI	—	12,245	12,245
Receive	Marvell Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	669,526	May 2033	GSI	—	(59,508)	(59,508)
Receive	Mastercard, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	301,516	May 2033	GSI	—	(4,745)	(4,745)
Receive	MediaTek, Inc.	1-Day USD OBFR + 0.55%	Monthly	USD	610,323	May 2033	GSI	—	67	67
Receive	Meta Platforms, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	833,564	May 2033	GSI	—	(2,574)	(2,574)
Receive	Micron Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	101,723	May 2033	GSI	—	(1,794)	(1,794)
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	934,337	May 2033	GSI	$(3,740)	(49,025)	(52,765)
Receive	MKS Instruments, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	192,640	May 2033	GSI	—	(10,265)	(10,265)
Receive	Molina Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	264,424	May 2033	GSI	—	11,228	11,228
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	798,261	May 2033	GSI	(5,955)	1,867	(4,088)
Receive	Monolithic Power Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	471,206	May 2033	GSI	—	(1,366)	(1,366)
Receive	Netflix, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,940,256	May 2033	GSI	—	236,674	236,674
Receive	Newamsterdam Pharma Company NV	1-Day USD OBFR + 0.25%	Monthly	USD	20,979	May 2033	GSI	—	(1,106)	(1,106)
Receive	NVIDIA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	749,389	May 2033	GSI	(4,117)	(110,759)	(114,876)
Receive	Onto Innovation, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	243,834	May 2033	GSI	—	(16,829)	(16,829)
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	16,974,227	May 2033	GSI	—	4,027	4,027
Receive	Paycom Software, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	106,095	May 2033	GSI	—	(1,129)	(1,129)
Receive	PayPal Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	387,178	May 2033	GSI	—	(5,576)	(5,576)
Receive	Pfizer, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,547,011	May 2033	GSI	—	16,034	16,034
Receive	Prudential PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	172,023	May 2033	GSI	—	2,801	2,801
Receive	PTC Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	316,117	May 2033	GSI	—	4,039	4,039
Receive	Raizen SA	1-Day USD OBFR + 0.55%	Monthly	USD	154,523	May 2033	GSI	—	3,504	3,504
Receive	Renesas Electronics Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	58,916,844	May 2033	GSI	—	8,064	8,064
Receive	Revolution Medicines, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	510,112	May 2033	GSI	—	34,855	34,855
Receive	RH	1-Day USD OBFR + 0.25%	Monthly	USD	1,011,307	May 2033	GSI	—	(79,945)	(79,945)
Receive	ROBLOX Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	204,249	May 2033	GSI	—	15,123	15,123
Receive	Royal Caribbean Cruises, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	344,484	May 2033	GSI	—	32,627	32,627
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Samsung Electronics Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	368,495	May 2033	GSI	—	$(11,151)	$(11,151)
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	877,426	May 2033	GSI	—	9,506	9,506
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	969,699	May 2033	GSI	—	94,874	94,874
Receive	SK Hynix, Inc.	1-Day USD OBFR + 0.55%	Monthly	USD	37,680	May 2033	GSI	—	(2,996)	(2,996)
Receive	Snowflake, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	150,103	May 2033	GSI	—	6,731	6,731
Receive	Societe Generale SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	287,519	May 2033	GSI	—	17,336	17,336
Receive	Sony Group Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	117,420,228	May 2033	GSI	—	45,145	45,145
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	736,140	May 2033	GSI	—	91,328	91,328
Receive	Stifel Financial Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	115,765	May 2033	GSI	—	(511)	(511)
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	446,304	May 2033	GSI	—	4,037	4,037
Receive	Surgery Partners, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	185,305	May 2033	GSI	—	36,834	36,834
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	28,038	May 2033	GSI	—	(669)	(669)
Receive	TDK Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	147,437,831	May 2033	GSI	—	7,401	7,401
Receive	The Keiyo Bank, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	18,222,316	May 2033	GSI	—	5,374	5,374
Receive	TriNet Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	321,213	May 2033	GSI	—	(618)	(618)
Receive	Ubisoft Entertainment SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	456,152	May 2033	GSI	—	(13,749)	(13,749)
Receive	Victory Giant Technology Huizhou Company, Ltd., Class A	1-Day USD OBFR + 0.75%	Monthly	USD	367,840	May 2033	GSI	—	22,887	22,887
Receive	Viking Holdings, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	534,796	May 2033	GSI	—	22,990	22,990
Receive	Vital Farms, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	411,317	May 2033	GSI	—	(986)	(986)
Receive	Wells Fargo & Company	1-Day USD OBFR + 0.25%	Monthly	USD	442,655	May 2033	GSI	—	4,895	4,895
Receive	Wise PLC, Class A	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	128,414	May 2033	GSI	—	—	—
Receive	Wix.com, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	477,055	May 2033	GSI	—	896	896
Receive	Yageo Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	206,825	May 2033	GSI	—	1,789	1,789
Receive	Advantest Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	25,431,668	May 2028	JPM	—	(12,873)	(12,873)
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,094,794	May 2028	JPM	—	36,279	36,279
Receive	Alphabet, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	1,096,500	May 2028	JPM	—	38,830	38,830
Receive	American Express Company	1-Day USD OBFR + 0.25%	Monthly	USD	137,340	May 2028	JPM	—	398	398
Receive	Antero Resources Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,153,364	May 2028	JPM	—	38,436	38,436
Receive	Arista Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	227,980	May 2028	JPM	—	16,598	16,598
Receive	ASML Holding NV, NYRS	1-Day USD OBFR + 0.25%	Monthly	USD	1,166,598	May 2028	JPM	—	(47,888)	(47,888)
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	681,645	May 2028	JPM	—	137,524	137,524
Receive	Bank of America Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	570,723	May 2028	JPM	—	9,571	9,571
Receive	Block, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	423,016	May 2028	JPM	—	(6,445)	(6,445)
Receive	Charter Communications, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	431,969	May 2028	JPM	—	20,571	20,571
Receive	Dassault Aviation SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	265,745	May 2028	JPM	—	32,211	32,211
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	302,260	May 2028	JPM	—	81	81
Receive	DocuSign, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	668,114	May 2028	JPM	—	38,774	38,774
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	939,765	May 2028	JPM	—	1,038	1,038
Receive	Glencore PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	85,657	May 2028	JPM	—	(5,621)	(5,621)
Receive	HCA Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	693,011	May 2028	JPM	—	74,794	74,794
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Hoya Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	107,780,400	May 2028	JPM	—	$43,308	$43,308
Receive	Ibiden Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	23,058,302	May 2028	JPM	—	(11,459)	(11,459)
Receive	Immunocore Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	423,736	May 2028	JPM	—	41,352	41,352
Receive	JGC Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	60,116,002	May 2028	JPM	—	(8,069)	(8,069)
Receive	KT Corp., ADR	1-Day USD OBFR + 0.25%	Monthly	USD	1,426	May 2028	JPM	—	147	147
Receive	Lam Research Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	29,788	May 2028	JPM	—	1,078	1,078
Receive	Live Nation Entertainment, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	72,133	May 2028	JPM	—	8,369	8,369
Receive	Marvell Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,335,214	May 2028	JPM	—	(126,193)	(126,193)
Receive	Micron Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	134,560	May 2028	JPM	—	(8,938)	(8,938)
Receive	Monolithic Power Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	5,171	May 2028	JPM	—	(74)	(74)
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	64,229	May 2028	JPM	—	5,033	5,033
Receive	NVIDIA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	252,776	May 2028	JPM	—	(11,038)	(11,038)
Receive	Palo Alto Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	805,417	May 2028	JPM	—	19,617	19,617
Receive	Pfizer, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	524,812	May 2028	JPM	—	4,407	4,407
Receive	Prudential PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	448,340	May 2028	JPM	—	28,069	28,069
Receive	Quanta Computer, Inc.	1-Day USD OBFR + 0.50%	Monthly	USD	535,153	May 2028	JPM	—	(62,235)	(62,235)
Receive	Renesas Electronics Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	41,159,686	May 2028	JPM	—	14,876	14,876
Receive	Samsung Electronics Company, Ltd.	1-Day USD OBFR + 0.50%	Monthly	USD	75,211	May 2028	JPM	—	(4,847)	(4,847)
Receive	SAP SE	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	749,254	May 2028	JPM	$(3,150)	83,724	80,574
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	1,534,037	May 2028	JPM	—	23,677	23,677
Receive	SoftBank Group Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	85,746,924	May 2028	JPM	—	14,649	14,649
Receive	Sony Group Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	4,087,807	May 2028	JPM	—	2,037	2,037
Receive	SUMCO Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	47,769,984	May 2028	JPM	—	(334)	(334)
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	191,885	May 2028	JPM	—	1,219	1,219
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 1.00%	Monthly	USD	1,040,445	May 2028	JPM	—	(24,029)	(24,029)
Receive	Take-Two Interactive Software, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	238,682	May 2028	JPM	—	(5,142)	(5,142)
Receive	Tencent Holdings, Ltd.	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	3,520,840	May 2028	JPM	—	(672)	(672)
Receive	Unilever PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	1,770,971	May 2028	JPM	—	77,717	77,717
Receive	UnitedHealth Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	248,616	May 2028	JPM	—	13,158	13,158
Receive	Vaxcyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	262,527	May 2028	JPM	—	6,279	6,279
Receive	Weyerhaeuser Company	1-Day USD OBFR + 0.25%	Monthly	USD	377,768	May 2028	JPM	—	26,899	26,899
Receive	Wise PLC, Class A	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	312,253	May 2028	JPM	—	(4,958)	(4,958)
Receive	Abbott Laboratories	1-Day USD OBFR + 0.25%	Monthly	USD	248,882	May 2033	MSI	—	5,576	5,576
Receive	AbbVie, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	527,244	May 2033	MSI	—	46,452	46,452
Receive	Admiral Group PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	216,918	May 2033	MSI	—	9,235	9,235
Receive	Advantest Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	4,654,080	May 2033	MSI	—	(1,358)	(1,358)
Receive	Adyen NV	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	159,750	May 2033	MSI	—	9,991	9,991
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	agilon health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	59,028	May 2033	MSI	—	$10,772	$10,772
Receive	AIB Group PLC	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	273,333	May 2033	MSI	—	(3,082)	(3,082)
Receive	Alior Bank SA	Fixed 1.50%	Monthly	PLN	233,266	May 2033	MSI	—	—	—
Receive	AllianceBernstein Holding LP	1-Day USD OBFR + 0.25%	Monthly	USD	855,653	May 2033	MSI	$(1,651)	(873)	(2,524)
Receive	Alnylam Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	438,012	May 2033	MSI	—	34,588	34,588
Receive	Alpha Services and Holdings SA	1-Day EUR ESTR Compounded OIS + 1.50%	Monthly	EUR	133,361	May 2033	MSI	—	3,218	3,218
Receive	American Express Company	1-Day USD OBFR + 0.25%	Monthly	USD	277,650	May 2033	MSI	—	(438)	(438)
Receive	American International Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	284,717	May 2033	MSI	—	(6,714)	(6,714)
Receive	Amicus Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	242,049	May 2033	MSI	—	7,633	7,633
Receive	Arista Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	282,139	May 2033	MSI	—	13,082	13,082
Receive	ARM Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	192,701	May 2033	MSI	(1,375)	15,392	14,017
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	6,001	May 2033	MSI	—	1,350	1,350
Receive	Avanza Bank Holding AB	1-Month SEK STIBOR + 0.30%	Monthly	SEK	5,281,390	May 2033	MSI	(1,219)	81,058	79,839
Receive	AXA SA	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	546,391	May 2033	MSI	—	—	—
Receive	Baloise Holding AG	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	25,034	May 2033	MSI	—	242	242
Receive	Banca Generali SpA	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	292,168	May 2033	MSI	—	6,452	6,452
Receive	Banco Bradesco SA, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	508,790	May 2033	MSI	—	42,934	42,934
Receive	Bank Leumi Le-Israel BM	Fixed 1.50%	Monthly	ILS	1,837,566	May 2033	MSI	—	(12,328)	(12,328)
Receive	Bank of America Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	636,557	May 2033	MSI	—	(12,027)	(12,027)
Receive	Barclays PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	457,413	May 2033	MSI	—	(2,141)	(2,141)
Receive	Barratt Redrow PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	243,830	May 2033	MSI	—	24,465	24,465
Receive	Barrick Gold Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,640,042	May 2033	MSI	—	51,537	51,537
Receive	BAWAG Group AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	135,606	May 2033	MSI	—	1,065	1,065
Receive	Block, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	283,029	May 2033	MSI	—	19,588	19,588
Receive	BOC Aviation, Ltd.	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	992,508	May 2033	MSI	—	97	97
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	387,907	May 2033	MSI	—	6,208	6,208
Receive	British American Tobacco PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	647,641	May 2033	MSI	—	115,801	115,801
Receive	Broadcom, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,386,240	May 2033	MSI	—	(43,593)	(43,593)
Receive	Burberry Group PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	333,641	May 2033	MSI	—	92,357	92,357
Receive	Cadence Design Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	564,451	May 2033	MSI	—	(6,896)	(6,896)
Receive	Celldex Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	279,583	May 2033	MSI	—	22,580	22,580
Receive	Cemex SAB de CV, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	172,171	May 2033	MSI	—	11,107	11,107
Receive	CyberArk Software, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	613,820	May 2033	MSI	—	40,530	40,530
Receive	Daiichi Sankyo Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	12,267,000	May 2033	MSI	—	4,529	4,529
Receive	Dayforce, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	271,931	May 2033	MSI	—	1,456	1,456
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	58,569,030	May 2033	MSI	—	8,786	8,786
Receive	DraftKings, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	280,062	May 2033	MSI	—	22,828	22,828
Receive	Dynatrace, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	849	May 2033	MSI	—	16	16
Receive	Edwards Lifesciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	543,758	May 2033	MSI	—	20,634	20,634
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	11,625,120	May 2033	MSI	—	8,208	8,208
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	334,843	May 2033	MSI	—	19,607	19,607
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Evotec SE, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	196,394	May 2033	MSI	—	$19,719	$19,719
Receive	First Solar, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	468,996	May 2033	MSI	—	(20,830)	(20,830)
Receive	Fluor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	243,985	May 2033	MSI	—	(5,794)	(5,794)
Receive	Freshpet, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	173,003	May 2033	MSI	—	7,410	7,410
Receive	Fukuoka Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	13,885,359	May 2033	MSI	$(2,776)	5,314	2,538
Receive	Glaukos Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	536,477	May 2033	MSI	(1)	22,868	22,867
Receive	Guardant Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	30,938	May 2033	MSI	—	7,758	7,758
Receive	Hensoldt AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	235,650	May 2033	MSI	—	13,096	13,096
Receive	Hiscox, Ltd.	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	208,667	May 2033	MSI	—	9,317	9,317
Receive	Hoya Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	4,389,120	May 2033	MSI	—	699	699
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	237,008	May 2033	MSI	—	13,532	13,532
Receive	Immunocore Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	70,303	May 2033	MSI	—	8,081	8,081
Receive	Intermediate Capital Group PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	510,155	May 2033	MSI	—	89,177	89,177
Receive	Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	1-Day USD OBFR + 0.70%	Monthly	USD	411,020	May 2033	MSI	—	12,415	12,415
Receive	Jyske Bank A/S	1-Month DKK CIBOR + 0.30%	Monthly	DKK	2,134,384	May 2033	MSI	—	(6,925)	(6,925)
Receive	KBC Group NV	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	443,351	May 2033	MSI	—	(2,993)	(2,993)
Receive	Live Nation Entertainment, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	600,565	May 2033	MSI	—	49,783	49,783
Receive	MediaTek, Inc.	1-Day USD OBFR + 0.55%	Monthly	USD	355,955	May 2033	MSI	—	9,713	9,713
Receive	MercadoLibre, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	661,807	May 2033	MSI	(73)	28,991	28,918
Receive	Micron Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	145,704	May 2033	MSI	—	(17,151)	(17,151)
Receive	MKS Instruments, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	117,955	May 2033	MSI	(2,194)	(983)	(3,177)
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	394,729	May 2033	MSI	—	48,663	48,663
Receive	Natera, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	396,575	May 2033	MSI	—	14,538	14,538
Receive	Novo Nordisk A/S, Class B	1-Month DKK CIBOR + 0.30%	Monthly	DKK	7,294,485	May 2033	MSI	—	2,561	2,561
Receive	ONEOK, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	310,380	May 2033	MSI	—	(28,830)	(28,830)
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	10,053,549	May 2033	MSI	—	1,881	1,881
Receive	PayPal Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	301,370	May 2033	MSI	—	(4,139)	(4,139)
Receive	Raizen SA	1-Day USD OBFR + 0.55%	Monthly	USD	483,613	May 2033	MSI	—	(30,144)	(30,144)
Receive	Rakuten Bank, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	21,967,113	May 2033	MSI	—	—	—
Receive	Resona Holdings, Inc.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	30,074,984	May 2033	MSI	(332)	1,101	769
Receive	Royal Bank of Canada	1-Day CAD CORRA Compounded OIS + 0.25%	Monthly	CAD	198,856	May 2033	MSI	—	4,933	4,933
Receive	Samsung Electronics Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	372,750	May 2033	MSI	—	(11,300)	(11,300)
Receive	Sarepta Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	434,600	May 2033	MSI	—	(21,261)	(21,261)
Receive	Stifel Financial Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	291,993	May 2033	MSI	—	13,025	13,025
Receive	Structure Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	247,926	May 2033	MSI	—	27,893	27,893
Receive	Stryker Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	588,302	May 2033	MSI	—	36,970	36,970
Receive	Sumitomo Electric Industries, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	76,464,126	May 2033	MSI	—	28,600	28,600
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	3,055,877	May 2033	MSI	—	41,435	41,435
Receive	Svenska Handelsbanken AB, A Shares	1-Month SEK STIBOR + 0.30%	Monthly	SEK	3,073,093	May 2033	MSI	(7,090)	6,532	(558)
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 0.74%	Monthly	USD	2,462,686	May 2033	MSI	—	84,634	84,634
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Talanx AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	137,261	May 2033	MSI	—	—	—
Receive	Tecan Group AG	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	602,829	May 2033	MSI	$(5,858)	$18,459	$12,601
Receive	The Swatch Group AG, Bearer Shares	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	79,203	May 2033	MSI	—	7,499	7,499
Receive	Travis Perkins PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	82,308	May 2033	MSI	—	2,091	2,091
Receive	TriNet Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	149,121	May 2033	MSI	—	1,305	1,305
Receive	Trupanion, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	318,823	May 2033	MSI	—	741	741
Receive	Twist Bioscience Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	491,139	May 2033	MSI	—	73,405	73,405
Receive	UBS Group AG	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	282,380	May 2033	MSI	—	(584)	(584)
Receive	Unimicron Technology Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	293,758	May 2033	MSI	—	(1,834)	(1,834)
Receive	UnitedHealth Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	498,316	May 2033	MSI	—	(1,867)	(1,867)
Receive	Vale SA, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	130,506	May 2033	MSI	—	7,647	7,647
Receive	VanEck Gold Miners ETF	1-Day USD OBFR + 0.25%	Monthly	USD	988,796	May 2033	MSI	—	58,306	58,306
Receive	Waters Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,082,123	May 2033	MSI	(12,668)	43,491	30,823
Receive	Yageo Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	233,741	May 2033	MSI	—	5,692	5,692
Receive	Danaher Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	499,885	May 2033	MSI	—	(40,481)	(40,481)
Receive	Mastercard, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	906,272	May 2033	MSI	—	35,106	35,106
Receive	Meta Platforms, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	365,335	May 2033	MSI	—	41,916	41,916
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	548,734	May 2033	MSI	—	31,492	31,492
Receive	SK Hynix, Inc.	1-Day USD OBFR + 0.55%	Monthly	USD	732,788	May 2033	MSI	—	(7,652)	(7,652)
								$(63,907)	$(2,317,507)	$(2,381,414)
(a)The Goldman Sachs US Dispersion Series 17I Index is a custom index that aims to notionally replicate exposure to long implied correlation by buying in the S&P 500 Index option market and selling in the single-stock option markets for constituent stocks in the S&P 500 Index with a delta hedge overlay. Details and components of the Goldman Sachs US Dispersion Series 17I Index are not publicly available. See below for components of the index.
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_17Apr25_C_6250	0.0008	0.0535	6.79%
Equity Option - SPX_21Mar25_C_6100	0.0008	0.0786	6.72%
Equity Option - SPX_21Feb25_C_5850	0.0008	0.1744	6.59%
Equity Option - SPX_17Apr25_C_6300	0.0008	0.0383	6.49%
Equity Option - SPX_16May25_C_6250	0.0008	0.0758	6.46%
Equity Option - SPX_17Apr25_C_6100	0.0007	0.1030	6.29%
Equity Option - SPX_20Jun25_C_6350	0.0007	0.0636	5.65%
Equity Option - SPX_20Jun25_P_5725	0.0006	0.0651	5.39%
Equity Option - SPX_17Apr25_C_6350	0.0006	0.0230	5.33%
Equity Option - SPX_17Apr25_C_6200	0.0006	0.0525	5.10%
Equity Option - SPX_16May25_C_6500	0.0006	0.0168	5.06%
Equity Option - SPX_17Apr25_C_6150	0.0006	0.0664	5.05%
Equity Option - SPX_17Apr25_C_6240	0.0006	0.0393	4.72%
Equity Option - SPX_17Apr25_P_5800	0.0006	0.0391	4.72%
Equity Option - SPX_17Apr25_P_5850	0.0006	0.0439	4.69%
Equity Option - SPX_20Jun25_C_6300	0.0005	0.0625	4.59%
Equity Option - SPX_16May25_C_6300	0.0005	0.0425	4.53%
Equity Option - SPX_18Jul25_C_6350	0.0005	0.0645	4.51%
Equity Option - SPX_21Mar25_C_6050	0.0005	0.0675	4.46%
Equity Option - SPX_21Feb25_C_5900	0.0005	0.0961	4.46%
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_21Mar25_P_6035	0.0005	0.0531	4.28%
Equity Option - SPX_21Feb25_C_6310	0.0005	0.0018	4.28%
Equity Option - SPX_17Apr25_P_5700	0.0005	0.0278	4.26%
Equity Option - SPX_18Jul25_C_6500	0.0005	0.0331	4.02%
Equity Option - SPX_21Feb25_C_6100	0.0005	0.0237	3.99%
Equity Option - SPX_18Jul25_C_6450	0.0005	0.0395	3.96%
Equity Option - SPX_21Mar25_C_6175	0.0005	0.0286	3.84%
Equity Option - SPX_21Mar25_C_6240	0.0004	0.0173	3.68%
Equity Option - SPX_21Mar25_C_5925	0.0004	0.0924	3.65%
Equity Option - SPX_16May25_C_6200	0.0004	0.0522	3.60%
Equity Option - SPX_18Jul25_C_6225	0.0004	0.0766	3.60%
Equity Option - SPX_21Feb25_C_6190	0.0004	0.0080	3.53%
Equity Option - SPX_21Feb25_P_5970	0.0004	0.0199	3.50%
Equity Option - SPX_21Feb25_C_5675	0.0004	0.1581	3.48%
Equity Option - SPX_21Mar25_C_5850	0.0004	0.1122	3.47%
Equity Option - SPX_21Mar25_C_6000	0.0004	0.0645	3.40%
Equity Option - SPX_17Apr25_C_6050	0.0004	0.0676	3.39%
Equity Option - SPX_21Feb25_C_6200	0.0004	0.0067	3.37%
Equity Option - SPX_21Mar25_C_6150	0.0004	0.0290	3.32%
Equity Option - SPX_16May25_P_6000	0.0004	0.0545	3.32%
Equity Option - SPX_21Mar25_P_5815	0.0004	0.0198	3.29%
Equity Option - SPX_21Feb25_C_5800	0.0004	0.1033	3.27%
Equity Option - SPX_15Aug25_C_6650	0.0004	0.0201	3.22%
Equity Option - SPX_21Mar25_C_6260	0.0004	0.0129	3.21%
Equity Option - SPX_18Jul25_P_5475	0.0004	0.0309	3.17%
Equity Option - SPX_21Mar25_C_6190	0.0004	0.0213	3.16%
Equity Option - SPX_18Jul25_P_5825	0.0004	0.0505	3.13%
Equity Option - SPX_16May25_P_5700	0.0004	0.0280	3.12%
Equity Option - SPX_21Mar25_P_5825	0.0004	0.0193	3.11%
Equity Option - SPX_21Feb25_C_6180	0.0004	0.0080	3.10%
Equity Option - SPX_21Mar25_C_6230	0.0004	0.0156	3.07%
Equity Option - SPX_17Apr25_P_5550	0.0004	0.0143	3.07%
Equity Option - SPX_21Mar25_P_5175	0.0004	0.0036	3.07%
Equity Option - SPX_18Jul25_C_6200	0.0004	0.0702	3.07%
Equity Option - SPX_21Mar25_P_5300	0.0004	0.0046	3.05%
Equity Option - SPX_21Feb25_C_6050	0.0004	0.0270	3.00%
Equity Option - SPX_21Feb25_C_6320	0.0003	0.0010	2.92%
Equity Option - SPX_17Apr25_C_6160	0.0003	0.0364	2.90%
Equity Option - SPX_20Jun25_C_6600	0.0003	0.0110	2.89%
Equity Option - SPX_21Mar25_P_5625	0.0003	0.0096	2.87%
Equity Option - SPX_21Mar25_C_6220	0.0003	0.0156	2.86%
Equity Option - SPX_21Feb25_C_5950	0.0003	0.0482	2.85%
Equity Option - SPX_16May25_C_6450	0.0003	0.0124	2.83%
Equity Option - SPX_21Mar25_P_5730	0.0003	0.0129	2.82%
Equity Option - SPX_17Apr25_C_6170	0.0003	0.0335	2.80%
Equity Option - SPX_21Feb25_P_5050	0.0003	0.0008	2.79%
Equity Option - SPX_20Jun25_C_6550	0.0003	0.0132	2.77%
Equity Option - SPX_16May25_C_5975	0.0003	0.0844	2.76%
Equity Forward - AMZN.OQ_21Mar25_Fwd_240	0.0082	-0.0086	2.74%
Equity Option - SPX_21Feb25_P_5375	0.0003	0.0013	2.73%
Equity Option - SPX_18Jul25_C_6425	0.0003	0.0297	2.72%
Equity Option - SPX_21Feb25_C_6170	0.0003	0.0077	2.66%
Equity Option - SPX_21Feb25_C_5625	0.0003	0.1336	2.62%
Equity Option - SPX_17Apr25_C_6000	0.0003	0.0623	2.61%
Equity Option - SPX_20Jun25_P_5750	0.0003	0.0328	2.61%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_21Feb25_P_5350	0.0003	0.0012	2.60%
Equity Option - SPX_21Mar25_P_5550	0.0003	0.0071	2.60%
Equity Option - SPX_20Jun25_C_6075	0.0003	0.0712	2.55%
Equity Option - SPX_17Apr25_P_5750	0.0003	0.0187	2.54%
Equity Option - SPX_16May25_P_5625	0.0003	0.0197	2.53%
Equity Option - SPX_21Feb25_P_5765	0.0003	0.0046	2.52%
Equity Option - SPX_20Jun25_C_6400	0.0003	0.0232	2.51%
Equity Option - SPX_18Jul25_C_6175	0.0003	0.0614	2.50%
Equity Option - SPX_15Aug25_C_6375	0.0003	0.0406	2.50%
Equity Option - SPX_16May25_C_6400	0.0003	0.0142	2.49%
Equity Option - SPX_21Mar25_P_5400	0.0003	0.0047	2.49%
Equity Option - SPX_21Feb25_C_6000	0.0003	0.0316	2.49%
Equity Option - SPX_20Jun25_C_6175	0.0003	0.0518	2.49%
Equity Option - SPX_19Sep25_C_6750	0.0003	0.0152	2.48%
Equity Option - SPX_21Mar25_P_5200	0.0003	0.0031	2.47%
Equity Forward - AMZN.OQ_21Feb25_Fwd_237.5	0.0074	0.0051	2.46%
Equity Option - SPX_17Apr25_C_6090	0.0003	0.0419	2.46%
Equity Option - SPX_21Mar25_C_6200	0.0003	0.0152	2.42%
Equity Option - SPX_19Sep25_P_5675	0.0003	0.0405	2.40%
Equity Option - SPX_21Mar25_C_5900	0.0003	0.0654	2.37%
Equity Option - SPX_20Jun25_P_6050	0.0003	0.0492	2.34%
Equity Option - SPX_15Aug25_C_6600	0.0003	0.0175	2.33%
Equity Option - SPX_18Jul25_C_6125	0.0003	0.0648	2.31%
Equity Option - SPX_20Jun25_P_5350	0.0003	0.0156	2.30%
Equity Option - SPX_21Mar25_P_5820	0.0003	0.0140	2.29%
Equity Option - SPX_21Mar25_P_5525	0.0003	0.0058	2.29%
Equity Option - SPX_21Feb25_P_5150	0.0003	0.0008	2.26%
Equity Option - SPX_21Feb25_P_5755	0.0003	0.0039	2.26%
Equity Option - SPX_17Apr25_P_5475	0.0003	0.0090	2.24%
Equity Option - SPX_16May25_C_6150	0.0003	0.0392	2.24%
Equity Option - SPX_18Jul25_P_5425	0.0003	0.0202	2.23%
Equity Option - SPX_18Jul25_P_5900	0.0003	0.0402	2.22%
Equity Option - SPX_17Apr25_P_5350	0.0003	0.0069	2.20%
Equity Option - SPX_16May25_C_6350	0.0003	0.0162	2.20%
Equity Option - SPX_20Jun25_P_5775	0.0003	0.0287	2.19%
Equity Option - SPX_16May25_P_5675	0.0003	0.0186	2.18%
Equity Option - SPX_21Feb25_C_6270	0.0003	0.0016	2.15%
Equity Option - SPX_21Mar25_C_6225	0.0003	0.0113	2.14%
Equity Option - SPX_18Jul25_P_5875	0.0003	0.0371	2.13%
Equity Option - SPX_15Aug25_P_6025	0.0003	0.0509	2.13%
Equity Option - SPX_21Mar25_P_5600	0.0002	0.0065	2.10%
Equity Option - SPX_21Mar25_P_5710	0.0002	0.0089	2.07%
Equity Option - SPX_16May25_C_6100	0.0002	0.0432	2.06%
Equity Option - SPX_16May25_P_5650	0.0002	0.0168	2.05%
Equity Option - SPX_20Jun25_C_6375	0.0002	0.0209	2.05%
Equity Option - SPX_20Jun25_C_6225	0.0002	0.0361	2.04%
Equity Option - SPX_21Feb25_C_5725	0.0002	0.0809	2.03%
Equity Option - SPX_18Jul25_P_5725	0.0002	0.0282	2.03%
Equity Option - SPX_21Feb25_C_5750	0.0002	0.0749	2.02%
Equity Option - SPX_21Feb25_C_6340	0.0002	0.0005	2.01%
Equity Option - SPX_21Feb25_P_5510	0.0002	0.0013	2.00%
Equity Option - SPX_21Mar25_C_6380	0.0002	0.0029	1.99%
Equity Option - SPX_21Feb25_P_5985	0.0002	0.0121	1.97%
Equity Option - SPX_21Feb25_P_5275	0.0002	0.0008	1.96%
Equity Option - SPX_17Apr25_C_6110	0.0002	0.0307	1.95%
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_19Sep25_C_6500	0.0002	0.0269	1.94%
Equity Option - SPX_21Feb25_P_5175	0.0002	0.0007	1.94%
Equity Option - SPX_21Feb25_P_5000	0.0002	0.0005	1.93%
Equity Option - SPX_21Feb25_C_6275	0.0002	0.0014	1.92%
Equity Option - SPX_21Mar25_P_5500	0.0002	0.0046	1.92%
Equity Option - SPX_21Mar25_C_6390	0.0002	0.0025	1.91%
Equity Option - SPX_15Aug25_C_6400	0.0002	0.0287	1.91%
Equity Option - SPX_21Feb25_P_5325	0.0002	0.0008	1.91%
Equity Option - SPX_17Apr25_P_5530	0.0002	0.0085	1.89%
Equity Option - SPX_20Jun25_P_5250	0.0002	0.0111	1.89%
Equity Option - SPX_16May25_P_5600	0.0002	0.0140	1.88%
Equity Option - SPX_21Mar25_P_5275	0.0002	0.0027	1.87%
Equity Option - SPX_21Feb25_C_6140	0.0002	0.0075	1.86%
Equity Option - SPX_21Feb25_P_5670	0.0002	0.0021	1.86%
Equity Option - SPX_21Mar25_C_6375	0.0002	0.0028	1.86%
Equity Option - SPX_21Mar25_C_5825	0.0002	0.0642	1.85%
Equity Option - SPX_17Apr25_P_5500	0.0002	0.0078	1.85%
Equity Option - SPX_21Feb25_P_4950	0.0002	0.0005	1.85%
Equity Option - SPX_21Mar25_P_5935	0.0002	0.0164	1.85%
Equity Option - SPX_21Feb25_P_5895	0.0002	0.0068	1.84%
Equity Option - SPX_21Feb25_P_5250	0.0002	0.0007	1.82%
Equity Option - SPX_18Jul25_P_5850	0.0002	0.0304	1.82%
Equity Option - SPX_20Jun25_P_5650	0.0002	0.0194	1.81%
Equity Option - SPX_17Apr25_P_5690	0.0002	0.0115	1.81%
Equity Option - SPX_21Feb25_C_6090	0.0002	0.0118	1.81%
Equity Option - SPX_17Apr25_C_6270	0.0002	0.0127	1.81%
Equity Option - SPX_21Mar25_C_6110	0.0002	0.0199	1.80%
Equity Option - SPX_21Mar25_C_5875	0.0002	0.0531	1.77%
Equity Option - SPX_21Feb25_P_5300	0.0002	0.0007	1.77%
Equity Option - SPX_16May25_P_5450	0.0002	0.0101	1.77%
Equity Option - SPX_20Jun25_P_5575	0.0002	0.0168	1.76%
Equity Option - SPX_17Oct25_C_6600	0.0002	0.0218	1.75%
Equity Option - SPX_17Apr25_C_6340	0.0002	0.0080	1.75%
Equity Option - SPX_21Mar25_P_5350	0.0002	0.0029	1.74%
Equity Option - SPX_21Feb25_P_5420	0.0002	0.0009	1.73%
Equity Option - SPX_16May25_P_5800	0.0002	0.0188	1.73%
Equity Option - SPX_20Jun25_C_6450	0.0002	0.0129	1.73%
Equity Option - SPX_18Jul25_P_5450	0.0002	0.0162	1.72%
Equity Option - SPX_15Aug25_P_5650	0.0002	0.0246	1.72%
Equity Option - SPX_17Oct25_C_6500	0.0002	0.0281	1.69%
Equity Option - SPX_21Mar25_C_6275	0.0002	0.0061	1.69%
Equity Option - SPX_18Jul25_P_5800	0.0002	0.0263	1.69%
Equity Option - SPX_21Mar25_P_5425	0.0002	0.0033	1.67%
Equity Option - SPX_21Mar25_P_5655	0.0002	0.0061	1.67%
Equity Option - SPX_21Mar25_P_5845	0.0002	0.0110	1.67%
Equity Option - SPX_21Mar25_C_6325	0.0002	0.0039	1.67%
Equity Option - SPX_20Jun25_C_6500	0.0002	0.0098	1.63%
Equity Option - SPX_21Mar25_P_5575	0.0002	0.0047	1.63%
Equity Option - SPX_15Aug25_C_6550	0.0002	0.0147	1.63%
Equity Option - SPX_21Mar25_C_6065	0.0002	0.0229	1.63%
Equity Option - SPX_21Mar25_P_5560	0.0002	0.0045	1.63%
Equity Option - SPX_20Jun25_C_6250	0.0002	0.0264	1.62%
Equity Forward - AMZN.OQ_20Jun25_Fwd_240	0.0049	0.0072	1.62%
Equity Option - SPX_18Jul25_P_5625	0.0002	0.0196	1.62%
Equity Option - SPX_21Mar25_P_5700	0.0002	0.0068	1.62%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_19Sep25_P_6100	0.0002	0.0468	1.62%
Equity Option - SPX_21Feb25_P_6035	0.0002	0.0133	1.62%
Equity Option - SPX_21Mar25_P_6010	0.0002	0.0184	1.61%
Equity Option - SPX_17Apr25_P_5820	0.0002	0.0140	1.61%
Equity Option - SPX_21Mar25_C_6250	0.0002	0.0070	1.61%
Equity Option - SPX_17Apr25_P_5630	0.0002	0.0089	1.60%
Equity Option - SPX_17Apr25_P_5525	0.0002	0.0071	1.59%
Equity Option - SPX_21Feb25_C_6150	0.0002	0.0057	1.59%
Equity Option - SPX_21Feb25_C_6280	0.0002	0.0010	1.59%
Equity Option - SPX_17Apr25_C_6215	0.0002	0.0150	1.57%
Equity Option - SPX_21Feb25_P_5550	0.0002	0.0012	1.56%
Equity Forward - AMZN.OQ_17Apr25_Fwd_240	0.0047	-0.0012	1.56%
Equity Option - SPX_21Mar25_C_6410	0.0002	0.0017	1.56%
Equity Option - SPX_17Apr25_P_5835	0.0002	0.0140	1.56%
Equity Option - SPX_21Mar25_P_5800	0.0002	0.0089	1.55%
Equity Option - SPX_21Feb25_C_6240	0.0002	0.0018	1.55%
Equity Option - SPX_16May25_P_5275	0.0002	0.0066	1.54%
Equity Option - SPX_16May25_P_5925	0.0002	0.0216	1.54%
Equity Option - SPX_21Feb25_P_5450	0.0002	0.0009	1.54%
Equity Option - SPX_18Jul25_C_6400	0.0002	0.0184	1.54%
Equity Option - SPX_17Apr25_P_5785	0.0002	0.0122	1.53%
Equity Option - SPX_16May25_P_5225	0.0002	0.0060	1.53%
Equity Option - SPX_21Feb25_P_5775	0.0002	0.0029	1.52%
Equity Option - SPX_21Mar25_P_5895	0.0002	0.0118	1.52%
Equity Forward - AVGO.OQ_21Feb25_Fwd_222.5	0.0049	-0.0031	1.52%
Equity Option - SPX_17Apr25_P_5915	0.0002	0.0167	1.51%
Equity Option - SPX_21Mar25_C_6060	0.0002	0.0218	1.51%
Equity Option - SPX_21Mar25_C_6020	0.0002	0.0260	1.49%
Equity Option - SPX_21Feb25_P_5900	0.0002	0.0057	1.49%
Equity Option - SPX_17Apr25_P_5875	0.0002	0.0149	1.49%
Equity Option - SPX_21Mar25_C_6075	0.0002	0.0199	1.49%
Equity Option - SPX_18Jul25_C_6475	0.0002	0.0135	1.49%
Equity Option - SPX_21Feb25_C_6020	0.0002	0.0165	1.48%
Equity Option - SPX_19Sep25_C_6450	0.0002	0.0238	1.48%
Equity Option - SPX_17Apr25_P_5710	0.0002	0.0098	1.47%
Equity Option - SPX_17Apr25_C_5975	0.0002	0.0381	1.47%
Equity Option - SPX_17Apr25_P_5300	0.0002	0.0042	1.47%
Equity Option - SPX_17Apr25_P_5650	0.0002	0.0086	1.47%
Equity Option - SPX_18Jul25_C_6550	0.0002	0.0099	1.46%
Equity Option - SPX_20Jun25_P_6100	0.0002	0.0338	1.46%
Equity Option - SPX_21Mar25_C_5950	0.0002	0.0338	1.46%
Equity Option - SPX_20Jun25_P_6075	0.0002	0.0322	1.46%
Equity Option - SPX_21Mar25_C_5970	0.0002	0.0313	1.46%
Equity Option - SPX_20Jun25_C_6000	0.0002	0.0489	1.45%
Equity Option - SPX_17Apr25_C_6020	0.0002	0.0322	1.44%
Equity Option - SPX_17Apr25_P_5570	0.0002	0.0071	1.44%
Equity Option - SPX_18Jul25_P_5775	0.0002	0.0215	1.43%
Equity Option - SPX_17Oct25_C_6650	0.0002	0.0153	1.43%
Equity Option - SPX_21Feb25_P_5575	0.0002	0.0011	1.43%
Equity Option - SPX_17Apr25_P_5400	0.0002	0.0049	1.43%
Equity Forward - JPM.N_21Mar25_Fwd_265	0.0038	0.0145	1.43%
Equity Option - SPX_16May25_P_6050	0.0002	0.0260	1.42%
Equity Option - SPX_21Mar25_P_5860	0.0002	0.0099	1.42%
Equity Option - SPX_15Aug25_C_6700	0.0002	0.0073	1.42%
Equity Option - SPX_19Sep25_P_6075	0.0002	0.0395	1.41%
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Forward - META.OQ_21Mar25_Fwd_690	0.0015	0.0040	1.41%
Equity Forward - GOOG.OQ_21Mar25_Fwd_205	0.0049	0.0078	1.41%
Equity Option - SPX_21Feb25_P_5125	0.0002	0.0005	1.41%
Equity Option - SPX_21Mar25_C_6145	0.0002	0.0127	1.41%
Equity Option - SPX_21Mar25_C_6280	0.0002	0.0048	1.41%
Equity Option - SPX_21Mar25_P_5945	0.0002	0.0129	1.41%
Equity Option - SPX_17Apr25_P_6020	0.0002	0.0201	1.39%
Equity Option - SPX_15Aug25_P_5725	0.0002	0.0220	1.39%
Equity Option - SPX_17Apr25_P_5640	0.0002	0.0078	1.38%
Equity Option - SPX_19Sep25_C_6700	0.0002	0.0100	1.37%
Equity Option - SPX_21Mar25_C_6425	0.0002	0.0013	1.37%
Equity Option - SPX_21Mar25_P_6075	0.0002	0.0194	1.37%
Equity Option - SPX_16May25_C_6050	0.0002	0.0337	1.37%
Equity Option - SPX_17Apr25_P_5325	0.0002	0.0041	1.37%
Equity Option - SPX_17Oct25_C_6225	0.0002	0.0442	1.36%
Equity Option - SPX_17Oct25_P_5850	0.0002	0.0306	1.36%
Equity Option - SPX_17Apr25_C_6015	0.0002	0.0307	1.36%
Equity Option - SPX_17Apr25_P_5795	0.0002	0.0111	1.36%
Equity Option - SPX_18Jul25_P_5975	0.0002	0.0273	1.34%
Equity Option - SPX_21Feb25_C_5650	0.0002	0.0645	1.34%
Equity Option - SPX_20Jun25_P_5925	0.0002	0.0225	1.33%
Equity Option - SPX_17Apr25_P_5250	0.0002	0.0034	1.33%
Equity Option - SPX_21Mar25_P_6020	0.0002	0.0156	1.33%
Equity Option - SPX_17Apr25_P_5945	0.0002	0.0157	1.32%
Equity Option - SPX_21Mar25_P_5375	0.0002	0.0023	1.31%
Equity Option - SPX_21Feb25_C_5700	0.0002	0.0557	1.31%
Equity Option - SPX_21Mar25_C_5980	0.0002	0.0270	1.31%
Equity Forward - TSLA.OQ_21Mar25_Fwd_405	0.0023	0.0048	1.31%
Equity Option - SPX_17Apr25_C_6375	0.0002	0.0048	1.31%
Equity Option - SPX_21Mar25_C_6195	0.0002	0.0085	1.30%
Equity Option - SPX_21Mar25_P_6015	0.0002	0.0151	1.30%
Equity Option - SPX_18Jul25_C_6275	0.0002	0.0238	1.30%
Equity Option - SPX_16May25_C_5950	0.0002	0.0422	1.29%
Equity Option - SPX_18Jul25_P_6050	0.0002	0.0295	1.29%
Equity Option - SPX_21Feb25_P_5780	0.0002	0.0025	1.29%
Equity Option - SPX_20Jun25_P_5850	0.0002	0.0191	1.29%
Equity Option - SPX_17Apr25_C_6130	0.0002	0.0185	1.29%
Equity Option - SPX_17Apr25_C_6025	0.0002	0.0281	1.28%
Equity Option - SPX_20Jun25_P_5625	0.0002	0.0132	1.28%
Equity Option - SPX_20Jun25_P_5640	0.0002	0.0135	1.28%
Equity Option - SPX_17Apr25_C_6010	0.0001	0.0293	1.27%
Equity Option - SPX_19Sep25_P_5900	0.0001	0.0282	1.26%
Equity Option - SPX_16May25_P_5350	0.0001	0.0061	1.26%
Equity Option - SPX_21Feb25_C_6070	0.0001	0.0097	1.25%
Equity Option - SPX_19Sep25_P_5525	0.0001	0.0176	1.25%
Equity Option - SPX_17Apr25_P_5905	0.0001	0.0134	1.25%
Equity Forward - GOOGL.OQ_21Mar25_Fwd_205	0.0043	0.0001	1.25%
Equity Option - SPX_16May25_C_6175	0.0001	0.0199	1.24%
Equity Option - SPX_16May25_C_6025	0.0001	0.0330	1.24%
Equity Forward - TSLA.OQ_21Feb25_Fwd_405	0.0022	0.0014	1.24%
Equity Option - SPX_21Feb25_P_5850	0.0001	0.0035	1.23%
Equity Option - SPX_21Feb25_C_5890	0.0001	0.0277	1.23%
Equity Option - SPX_21Mar25_C_5990	0.0001	0.0244	1.23%
Equity Option - SPX_21Mar25_C_6160	0.0001	0.0101	1.23%
Equity Option - SPX_15Aug25_P_6075	0.0001	0.0317	1.23%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_19Sep25_C_6300	0.0001	0.0299	1.23%
Equity Option - SPX_17Apr25_C_6400	0.0001	0.0038	1.23%
Equity Option - SPX_17Apr25_C_6310	0.0001	0.0068	1.23%
Equity Option - SPX_21Mar25_C_6310	0.0001	0.0033	1.22%
Equity Option - SPX_21Mar25_P_5810	0.0001	0.0072	1.22%
Equity Option - SPX_21Mar25_P_5725	0.0001	0.0055	1.21%
Equity Option - SPX_16May25_C_5900	0.0001	0.0446	1.20%
Equity Option - SPX_21Feb25_C_6230	0.0001	0.0016	1.20%
Equity Option - SPX_18Jul25_C_6325	0.0001	0.0186	1.20%
Equity Option - SPX_21Feb25_C_6130	0.0001	0.0053	1.20%
Equity Option - SPX_21Feb25_P_5735	0.0001	0.0019	1.20%
Equity Option - SPX_21Feb25_P_5935	0.0001	0.0056	1.20%
Equity Option - SPX_17Apr25_C_5900	0.0001	0.0388	1.20%
Equity Option - SPX_17Apr25_C_6290	0.0001	0.0075	1.19%
Equity Option - SPX_17Apr25_P_5960	0.0001	0.0148	1.19%
Equity Option - SPX_21Feb25_P_5100	0.0001	0.0004	1.19%
Equity Option - SPX_19Sep25_P_5600	0.0001	0.0183	1.18%
Equity Option - SPX_18Jul25_C_6100	0.0001	0.0353	1.18%
Equity Forward - GOOGL.OQ_21Feb25_Fwd_205	0.0041	-0.0022	1.18%
Equity Option - SPX_21Mar25_P_5835	0.0001	0.0075	1.18%
Equity Option - SPX_21Feb25_P_5860	0.0001	0.0036	1.17%
Equity Option - SPX_19Sep25_C_6575	0.0001	0.0128	1.17%
Equity Option - SPX_21Feb25_P_4975	0.0001	0.0003	1.17%
Equity Option - SPX_19Sep25_P_6000	0.0001	0.0296	1.17%
Equity Option - SPX_16May25_P_5475	0.0001	0.0069	1.16%
Equity Option - SPX_21Feb25_C_6055	0.0001	0.0101	1.16%
Equity Option - SPX_21Feb25_P_5635	0.0001	0.0012	1.16%
Equity Option - SPX_21Feb25_C_6325	0.0001	0.0004	1.16%
Equity Option - SPX_21Feb25_P_5980	0.0001	0.0070	1.16%
Equity Option - SPX_17Apr25_P_5880	0.0001	0.0117	1.16%
Equity Option - SPX_20Jun25_C_5975	0.0001	0.0414	1.15%
Equity Option - SPX_17Apr25_C_6075	0.0001	0.0209	1.15%
Equity Option - SPX_21Mar25_C_6125	0.0001	0.0116	1.14%
Equity Option - SPX_17Apr25_P_5600	0.0001	0.0059	1.14%
Equity Option - SPX_16May25_P_5375	0.0001	0.0057	1.14%
Equity Option - SPX_21Feb25_C_5600	0.0001	0.0612	1.14%
Equity Option - SPX_17Apr25_C_6330	0.0001	0.0055	1.13%
Equity Option - SPX_21Feb25_P_5425	0.0001	0.0006	1.13%
Equity Forward - GOOG.OQ_21Feb25_Fwd_205	0.0039	0.0041	1.12%
Equity Option - SPX_17Apr25_P_5725	0.0001	0.0078	1.12%
Equity Option - SPX_17Apr25_C_5950	0.0001	0.0313	1.12%
Equity Option - SPX_21Feb25_P_5620	0.0001	0.0011	1.12%
Equity Option - SPX_15Aug25_P_5750	0.0001	0.0183	1.12%
Equity Option - SPX_16May25_C_5875	0.0001	0.0436	1.11%
Equity Option - SPX_17Apr25_P_5470	0.0001	0.0044	1.11%
Equity Option - SPX_21Feb25_P_5525	0.0001	0.0008	1.11%
Equity Option - SPX_21Feb25_C_6210	0.0001	0.0019	1.11%
Equity Option - SPX_21Feb25_P_5875	0.0001	0.0036	1.11%
Equity Option - SPX_19Sep25_C_6425	0.0001	0.0191	1.10%
Equity Option - SPX_20Jun25_C_6100	0.0001	0.0287	1.10%
Equity Option - SPX_21Feb25_C_5575	0.0001	0.0624	1.10%
Equity Option - SPX_17Oct25_C_6750	0.0001	0.0086	1.10%
Equity Option - SPX_16May25_P_5775	0.0001	0.0114	1.10%
Equity Option - SPX_20Jun25_C_6325	0.0001	0.0136	1.10%
Equity Option - SPX_15Aug25_P_5625	0.0001	0.0152	1.09%
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_21Mar25_C_6350	0.0001	0.0021	1.09%
Equity Option - SPX_21Mar25_C_5800	0.0001	0.0404	1.09%
Equity Option - SPX_21Feb25_C_6160	0.0001	0.0035	1.09%
Equity Option - SPX_21Feb25_P_5740	0.0001	0.0017	1.09%
Equity Option - SPX_21Feb25_P_5955	0.0001	0.0057	1.09%
Equity Option - SPX_19Sep25_P_5450	0.0001	0.0139	1.09%
Equity Option - SPX_21Mar25_C_6010	0.0001	0.0197	1.08%
Equity Option - SPX_15Aug25_C_6300	0.0001	0.0220	1.08%
Equity Option - SPX_16May25_P_5250	0.0001	0.0044	1.08%
Equity Option - SPX_16May25_P_5950	0.0001	0.0159	1.08%
Equity Option - SPX_19Sep25_C_6650	0.0001	0.0092	1.08%
Equity Option - SPX_17Oct25_C_6700	0.0001	0.0099	1.07%
Equity Forward - V.N_21Mar25_Fwd_340	0.0022	0.0071	1.07%
Equity Option - SPX_15Aug25_C_6350	0.0001	0.0188	1.07%
Equity Option - SPX_17Apr25_C_6370	0.0001	0.0041	1.07%
Equity Option - SPX_17Apr25_P_5855	0.0001	0.0101	1.07%
Equity Option - SPX_17Apr25_P_6055	0.0001	0.0170	1.07%
Equity Option - SPX_18Jul25_P_5925	0.0001	0.0200	1.07%
Equity Option - SPX_15Aug25_P_5700	0.0001	0.0163	1.07%
Equity Option - SPX_21Mar25_P_5660	0.0001	0.0040	1.07%
Equity Option - SPX_21Mar25_P_5870	0.0001	0.0076	1.07%
Equity Option - SPX_17Apr25_P_5200	0.0001	0.0025	1.06%
Equity Option - SPX_21Feb25_C_5525	0.0001	0.0663	1.06%
Equity Option - SPX_15Aug25_C_6425	0.0001	0.0146	1.06%
Equity Option - SPX_21Feb25_P_5690	0.0001	0.0013	1.06%
Equity Option - SPX_20Jun25_C_6200	0.0001	0.0203	1.05%
Equity Option - SPX_17Apr25_C_6210	0.0001	0.0103	1.05%
Equity Option - SPX_21Mar25_P_5745	0.0001	0.0050	1.05%
Equity Forward - META.OQ_21Feb25_Fwd_690	0.0011	0.0008	1.04%
Equity Option - SPX_20Jun25_P_5500	0.0001	0.0088	1.04%
Equity Option - SPX_17Apr25_C_5925	0.0001	0.0314	1.04%
Equity Option - SPX_21Feb25_P_6015	0.0001	0.0076	1.03%
Equity Option - SPX_21Feb25_P_5785	0.0001	0.0021	1.03%
Equity Option - SPX_20Jun25_C_6125	0.0001	0.0249	1.03%
Equity Option - SPX_21Feb25_C_6120	0.0001	0.0050	1.02%
Equity Option - SPX_21Feb25_P_5685	0.0001	0.0013	1.02%
Equity Option - SPX_21Feb25_P_5910	0.0001	0.0041	1.02%
Equity Option - SPX_18Jul25_P_5600	0.0001	0.0119	1.02%
Equity Option - SPX_20Jun25_P_5475	0.0001	0.0083	1.02%
Equity Option - SPX_20Jun25_C_6150	0.0001	0.0228	1.02%
Equity Option - SPX_17Apr25_P_5375	0.0001	0.0033	1.01%
Equity Option - SPX_21Mar25_C_6400	0.0001	0.0012	1.01%
Equity Option - SPX_21Mar25_P_5840	0.0001	0.0066	1.01%
Equity Option - SPX_21Mar25_P_6060	0.0001	0.0136	1.01%
Equity Option - SPX_17Apr25_P_5895	0.0001	0.0106	1.01%
Equity Option - SPX_17Apr25_P_6090	0.0001	0.0176	1.01%
Equity Option - SPX_21Feb25_C_6095	0.0001	0.0063	1.01%
Equity Option - SPX_21Feb25_P_5675	0.0001	0.0012	1.01%
Equity Option - SPX_19Sep25_C_6350	0.0001	0.0214	1.00%
Equity Option - SPX_20Jun25_C_6050	0.0001	0.0298	1.00%
Equity Option - SPX_21Feb25_C_6225	0.0001	0.0014	1.00%
Equity Option - SPX_21Feb25_P_5390	0.0001	0.0005	1.00%
Equity Option - MSFT.OQ_21Mar25_P_420	-0.0017	-0.0262	-1.00%
Equity Option - AAPL.OQ_17Apr25_C_250	-0.0030	-0.0150	-1.00%
Equity Option - AAPL.OQ_20Jun25_P_225	-0.0030	-0.0253	-1.01%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - AAPL.OQ_20Jun25_C_250	-0.0031	-0.0286	-1.02%
Equity Forward - NVDA.OQ_17Apr25_Fwd_120	-0.0066	-0.0079	-1.11%
Equity Option - AAPL.OQ_17Apr25_P_225	-0.0034	-0.0175	-1.12%
Equity Option - MSFT.OQ_21Mar25_P_410	-0.0022	-0.0233	-1.30%
Equity Forward - NVDA.OQ_21Mar25_Fwd_120	-0.0086	-0.0071	-1.44%
Equity Forward - NVDA.OQ_21Feb25_Fwd_120	-0.0094	-0.0037	-1.59%
Equity Option - AAPL.OQ_20Jun25_C_270	-0.0048	-0.0181	-1.59%
Equity Option - AAPL.OQ_21Mar25_C_260	-0.0063	-0.0086	-2.11%
Equity Forward - MSFT.OQ_21Mar25_Fwd_415	-0.0041	-0.0075	-2.38%
Equity Forward - SPX_18Jul25_Fwd_6040	-0.0006	-0.0567	-4.72%
Equity Forward - SPX_20Jun25_Fwd_6040	-0.0008	-0.0658	-6.65%
Equity Forward - SPX_16May25_Fwd_6040	-0.0012	-0.0775	-10.35%
Equity Forward - SPX_17Apr25_Fwd_6040	-0.0023	-0.1057	-19.38%
Equity Forward - SPX_21Mar25_Fwd_6040	-0.0030	-0.0827	-25.34%
Equity Forward - SPX_21Feb25_Fwd_6040	-0.0050	-0.0545	-42.14%
Cash - Federal Funds Rate	73.6740	73.6740	103.53%
Cash - Federal Funds Rate	-71.1651	-71.1651	-100.00%

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	Korean Won
PLN	Polish Zloty
SEK	Swedish Krona
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
ADR	American Depositary Receipt
BNP	BNP Paribas
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CORRA	Canadian Overnight Repo Rate Average
DB	Deutsche Bank AG
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HONIA	Hong Kong Overnight Index Average Rate
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NYRS	New York Registry Shares
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank and Trust Company
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

STIBOR	Stockholm Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate
UBS	UBS AG
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	29

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$11,213,012	$10,313,766	$899,246	—
Consumer discretionary	22,926,206	15,168,162	7,758,044	—
Consumer staples	7,464,540	3,314,302	4,150,238	—
Energy	7,062,045	5,436,202	1,625,843	—
Financials	59,733,180	38,863,071	20,870,109	—
Health care	69,757,172	57,208,588	12,548,584	—
Industrials	12,170,073	4,950,163	7,219,910	—
Information technology	44,532,901	36,033,612	8,499,289	—
30	|

	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Materials	$9,375,893	$6,311,444	$3,064,449	—
Real estate	2,200,645	—	2,200,645	—
Utilities	2,663,723	1,051,960	1,611,763	—
Exchange-traded funds	845,822	845,822	—	—
Purchased options	1,181,291	925,548	255,743	—
Short-term investments	46,803,750	20,497,985	26,305,765	—
Total investments in securities	$297,930,253	$200,920,625	$97,009,628	—
Derivatives:
Assets
Forward foreign currency contracts	$68,536	—	$68,536	—
Swap contracts	4,251,294	—	4,251,294	—
Liabilities
Futures	(16,868)	$(16,868)	—	—
Forward foreign currency contracts	(344,596)	—	(344,596)	—
Written options	(61,692)	(59,908)	(1,784)	—
Swap contracts	(6,632,708)	—	(6,632,708)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	121,272	$2,954,611	$9,164,668	$(10,906,243)	$192	$(92)	$4,414	—	$1,213,136
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	31